                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6526

                                 Coventry Group
               (Exact name of registrant as specified in charter)

     3435 Stelzer Road Columbus, OH                                 43219
(Address of principal executive offices)                          (Zip code)

                      3435 Stelzer Road Columbus, OH 43219
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 03/31/07

Date of reporting period: 06/30/06

ITEM 1. SCHEDULE OF INVESTMENTS.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS - 88.7%
BASIC MATERIALS - 11.6%

Air Products and Chemicals, Inc.                           30,000      1,917,600
Alcoa, Inc.                                                62,000      2,006,320
Anglo American PLC ADR                                     91,000      1,860,040
E. I. du Pont de Nemours & Co.                             47,000      1,955,200
Newmont Mining Corp.                                       32,000      1,693,760
Olin Corp.                                                 80,000      1,434,400
Plum Creek Timber Co., Inc.                                20,000        710,000
Potash Corp. of Saskatchewan, Inc.                         16,000      1,375,520
RPM, Inc.                                                  80,000      1,440,000
Weyerhaeuser Co.                                           12,000        747,000
                                                                    ------------
                                                                      15,139,840
                                                                    ------------
COMMUNICATIONS - 7.0%
ADC Telecommunications, Inc. (b)                           17,000        286,620
Andrew Corp. (b)                                           30,000        265,800
AT&T, Inc.                                                 70,000      1,952,300
Belo Corp., Series A                                       52,000        811,200
Deutsche Telekom AG ADR                                    78,000      1,251,120
Harris Corp.                                               30,600      1,270,206
Motorola, Inc.                                             72,000      1,450,800
Verizon Communications, Inc.                               53,000      1,774,970
                                                                    ------------
                                                                       9,063,016
                                                                    ------------
CONSUMER CYCLICALS - 1.6%
Grainger (W.W.), Inc.                                      15,000      1,128,450
RadioShack Corp.                                           68,000        952,000
                                                                    ------------
                                                                       2,080,450
                                                                    ------------
CONSUMER NON-CYCLICAL - 11.4%
Archer-Daniels-Midland Co.                                 60,000      2,476,800
Avery-Dennison Corp.                                       26,000      1,509,560
Avon Products, Inc.                                        52,000      1,612,000
ConAgra, Inc.                                              85,000      1,879,350
Deluxe Corp.                                               35,000        611,800
H&R Block, Inc.                                            22,000        524,920
H.J. Heinz Co.                                             27,000      1,112,940
Kimberly-Clark Corp.                                       30,000      1,851,000
Sotheby's Holdings Services, Inc., Class A (b)             63,000      1,653,750
Sysco Corp.                                                52,000      1,589,120
                                                                    ------------
                                                                      14,821,240
                                                                    ------------
ENERGY - 11.2%
Anadarko Petroleum Corp.                                   30,000      1,430,700
Chevron Corp.                                              23,000      1,427,380
EnCana Corp.                                               44,000      2,316,160
GlobalSantaFe Corp.                                        37,000      2,136,750
Marathon Oil Corp.                                         28,000      2,332,400
National Fuel Gas                                          50,000      1,757,000
Schlumberger Ltd.                                          30,000      1,953,300

Williams Cos., Inc.                                        50,000      1,168,000
                                                                    ------------
                                                                      14,521,690
                                                                    ------------
FINANCIAL - 11.1%
Citigroup, Inc.                                            33,000      1,591,920
Hospitality Properties Trust                               26,100      1,146,312
J.P. Morgan Chase & Co.                                    42,000      1,764,000
Keycorp                                                    38,000      1,355,840
Lincoln National Corp.                                     25,000      1,411,000
Morgan Stanley                                             24,000      1,517,040
The Allstate Corp.                                         26,000      1,422,980
The St. Paul Travelers Cos., Inc.                          30,000      1,337,400
Thornburg Mortgage, Inc.                                   32,000        891,840
U.S. Bancorp                                               30,000        926,400
Waddell & Reed Financial, Inc.                             50,000      1,028,000
                                                                    ------------
                                                                      14,392,732
                                                                    ------------
HEALTH CARE - 8.4%
Abbott Laboratories                                        47,000      2,049,670
Bristol-Myers Squibb Co.                                   66,000      1,706,760
C.R. Bard, Inc.                                            11,000        805,860
Humana, Inc. (b)                                           35,000      1,879,500
Merck & Co., Inc.                                          31,000      1,129,330
Novartis AG ADR                                            34,000      1,833,280
Pfizer, Inc.                                               65,000      1,525,550
                                                                    ------------
                                                                      10,929,950
                                                                    ------------
INDUSTRIALS - 18.5%
Avnet, Inc. (b)                                            73,000      1,461,460
Emerson Electric Co.                                       19,000      1,592,390
Fluor Corp.                                                23,000      2,137,390
General Electric Co.                                       63,000      2,076,480
Honeywell International, Inc.                              40,000      1,612,000
Hubbell, Inc., Class B                                     43,000      2,048,950
Ingersoll-Rand Co. Ltd.                                    33,000      1,411,740
Pall Corp.                                                 55,100      1,542,800
Parker-Hannifin Corp.                                      19,000      1,474,400
Raytheon Co.                                               48,000      2,139,360
Shaw Group, Inc. (b)                                       58,000      1,612,400
Sonoco Products Co.                                        60,000      1,899,000
Waste Management, Inc.                                     50,000      1,794,000
Watts Water Technologies, Inc.                             38,200      1,281,610
                                                                    ------------
                                                                      24,083,980
                                                                    ------------
TECHNOLOGY - 4.5%
BEA Systems, Inc. (b)                                      20,000        261,800
Computer Sciences Corp. (b)                                20,000        968,800
Diebold, Inc.                                              25,000      1,015,500
Hewlett-Packard Co.                                        62,000      1,964,160
Intel Corp.                                                61,000      1,155,950
Microsoft Corp.                                            20,000        466,000
                                                                    ------------
                                                                       5,832,210
                                                                    ------------
UTILITIES - 3.4%
American Electric Power Co., Inc.                          41,000      1,404,250
NiSource, Inc.                                             70,000      1,528,800
Southwest Gas Corp.                                        45,900      1,438,506
                                                                    ------------
                                                                       4,371,556
                                                                    ------------
TOTAL COMMON STOCKS
(COST $92,262,833)                                                   115,236,664
                                                                    ------------

INVESTMENT COMPANIES - 10.1%
Fifth Third Prime Money Market Fund -
   Institutional Class                                 12,152,934     12,152,934
Kayne Anderson MLP Investment Co.                          40,000      1,026,000
                                                                    ------------
TOTAL INVESTMENT COMPANIES
(COST $13,161,073)                                                    13,178,934
                                                                    ============

                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   ------------
CONVERTIBLE BONDS - 1.2%
COMMUNICATIONS - 1.2%
ADC Telecommunications, Inc.,                             600,000        573,000
5.045%, 6/15/13

Echostar Communications, 5.75%,
5/15/08                                                 1,000,000        980,000
                                                                    ------------
TOTAL CONVERTIBLE BONDS
(COST $1,580,405)                                                      1,553,000
                                                                    ------------
TOTAL INVESTMENTS (COST $107,004,311) (A) - 100.0%                  $129,968,598
                                                                    ============

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation .......   $25,761,115
Unrealized depreciation .......    (2,793,899)
                                  -----------
Net unrealized appreciation ...   $22,967,216
                                  ===========

(b)  Represents non-income producing security.
ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS - 85.6%
BASIC MATERIALS - 1.5%
Praxair, Inc.                                              15,200        820,800
                                                                    ------------
COMMUNICATIONS - 7.9%
Cisco Systems, Inc. (b)                                    44,000        859,320
Corning, Inc. (b)                                          31,900        771,661
eBay, Inc. (b)                                             12,800        374,912
McGraw-Hill Cos., Inc.                                     18,000        904,140
Motorola, Inc.                                             44,700        900,705
QUALCOMM, Inc.                                              9,600        384,672
                                                                    ------------
                                                                       4,195,410
                                                                    ------------
CONSUMER CYCLICAL - 8.5%
Brunswick Corp.                                             4,200        139,650
Harley-Davidson, Inc.                                       9,300        510,477
Kohl's Corp. (b)                                            2,700        159,624
McDonald's Corp.                                            9,100        305,760
P.F. Chang's China Bistro, Inc. (b)                        15,200        577,904
PETsMART, Inc.                                             12,800        327,680
Starbucks Corp. (b)                                        21,000        792,960
The Home Depot, Inc.                                       18,300        654,957
Walgreen Co.                                               23,800      1,067,192
                                                                    ------------
                                                                       4,536,204
                                                                    ------------
CONSUMER NON-CYCLICAL - 6.1%
Fortune Brands, Inc.                                        9,100        646,191
Nestle SA ADR                                              11,400        888,060
Pepsico, Inc.                                              12,800        768,512
Procter & Gamble Co.                                       16,900        939,640
                                                                    ------------
                                                                       3,242,403
                                                                    ------------
ENERGY - 12.0%
Apache Corp.                                               11,900        812,175
BP Amoco PLC ADR                                           11,900        828,359
ConocoPhillips                                             13,300        871,549
Exxon Mobil Corp.                                          14,600        895,710
Schlumberger Ltd.                                          12,800        833,408
Valero Energy Corp.                                        19,100      1,270,532
XTO Energy, Inc.                                           19,100        845,557
                                                                    ------------
                                                                       6,357,290
                                                                    ------------
FINANCIAL - 10.9%
American Express Co.                                       14,200        755,724
Ameriprise Financial, Inc.                                 21,400        955,938
Bank of America Corp.                                       7,800        375,180
Citigroup, Inc.                                             9,200        443,808
Hartford Financial Services Group                          12,100      1,023,660
J.P. Morgan Chase & Co.                                    22,900        961,800
MetLife, Inc.                                              15,500        793,755
Wells Fargo & Co.                                           7,600        509,808
                                                                    ------------
                                                                       5,819,673
                                                                    ------------

HEALTH CARE - 13.5%
Amgen, Inc. (b)                                             8,200        534,886
Biogen Idec, Inc. (b)                                       7,300        338,209
Boston Scientific Corp. (b)                                 7,100        119,564
Dentsply International                                     11,400        690,840
Genentech, Inc. (b)                                         5,000        409,000
Johnson & Johnson                                          22,700      1,360,184
Laboratory Corp. of America Holdings (b)                   13,800        858,774
Medtronic, Inc.                                            11,900        558,348
St. Jude Medical, Inc. (b)                                 24,400        791,048
Stryker Corp.                                              16,000        673,760
Zimmer Holdings, Inc. (b)                                  15,200        862,144
                                                                    ------------
                                                                       7,196,757
                                                                    ------------
INDUSTRIALS - 10.8%
American Power Conversion Corp.                             8,800        171,512
Caterpillar, Inc.                                          11,900        886,312
Emerson Electric Co.                                        9,100        762,671
FedEx Corp.                                                 7,700        899,822
General Electric Co.                                       38,100      1,255,776
Illinois Tool Works, Inc.                                  16,400        779,000
United Technologies Corp.                                  13,700        868,854
Zebra Technologies Corp., Class A (b)                       3,600        122,976
                                                                    ------------
                                                                       5,746,923
                                                                    ------------
TECHNOLOGY - 14.4%
Dell Computer Corp. (b)                                    34,800        849,468
EMC Corp. (b)                                              78,400        860,048
Hewlett-Packard Co.                                        34,600      1,096,128
Intel Corp.                                                44,700        847,065
Maxim Integrated Products, Inc.                            27,300        876,603
Microsoft Corp.                                            27,300        636,090
Oracle Corp. (b)                                          101,000      1,463,490
Texas Instruments, Inc.                                    31,900        966,251
                                                                    ------------
                                                                       7,595,143
                                                                    ------------
TOTAL COMMON STOCKS
(COST $42,725,201)                                                    45,510,603
                                                                    ------------
INVESTMENT COMPANIES - 6.4%
Fifth Third Prime Money Market Fund -
   Institutional Class                                  3,428,839      3,428,839
                                                                    ------------
TOTAL INVESTMENT COMPANIES
(COST $3,428,839)                                                      3,428,839
                                                                    ------------
TOTAL INVESTMENTS (COST $46,154,040) (A) - 92.0%                    $ 48,939,442
                                                                    ============

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation .......   $ 5,422,486
Unrealized depreciation .......    (2,964,354)
                                  -----------
Net unrealized appreciation ...   $ 2,458,131
                                  ===========

(b)  Represents non-income producing security.
ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS - 92.5%
BASIC MATERIALS - 4.4%
Century Aluminum Co. (b)                                    6,600        235,554
Landec Corp. (b)                                           19,200        177,600
Plum Creek Timber Co., Inc.                                 3,500        124,250
Sigma-Aldrich Corp.                                         2,700        196,128
Steel Dynamics, Inc.                                        5,400        354,996
The Lubrizol Corp.                                          3,500        139,475
                                                                    ------------
                                                                       1,228,003
                                                                    ------------
COMMUNICATIONS - 7.4%
Aeroflex, Inc. (b)                                         29,800        347,766
Boston Communications Group, Inc. (b)                      31,100         38,253
Comtech Telecommunications Corp. (b)                        8,500        248,795
Cryptologic, Inc.                                          14,200        343,924
Plantronics, Inc.                                           6,100        135,481
Polycom, Inc. (b)                                          13,500        295,920
Spectralink Corp.                                          25,200        222,264
Telecommunication Systems, Inc. (b)                       176,700        422,313
                                                                    ------------
                                                                       2,054,716
                                                                    ------------
CONSUMER CYCLICAL - 10.5%
Brown Shoe Company, Inc.                                    9,750        332,280
Buffalo Wild Wings, Inc. (b)                                4,200        160,902
Build-A-Bear-Workshop, Inc. (b)                             5,000        107,550
CBRL Group, Inc.                                            4,500        152,640
Century Casinos, Inc. (b)                                  28,800        308,448
First Cash Financial Services, Inc. (b)                    13,200        260,700
LIFE TIME FITNESS, Inc. (b)                                 4,300        198,961
MSC Industrial Direct Co., Inc.                             6,500        309,205
Oshkosh Truck Corp.                                         7,500        356,400
RC2 Corp. (b)                                              11,500        444,590
Scan Source, Inc. (b)                                       7,400        216,968
Technical Olympic USA, Inc.                                 5,900         84,724
                                                                    ------------
                                                                       2,933,368
                                                                    ------------
CONSUMER NON-CYCLICAL - 8.0%
Career Education Corp. (b)                                  7,600        227,164
Corn Products International, Inc.                           7,500        229,500
CRA International, Inc. (b)                                 4,400        198,616
Healthcare Services Group                                   8,800        184,360
Nash Finch Co.                                              9,300        197,997
Navigant Consulting, Inc. (b)                              11,900        269,535
Pilgrim's Pride Corp.                                       5,000        129,000
Smithfield Foods, Inc. (b)                                  8,700        250,821
Source Interlink Co., Inc. (b)                             33,200        395,080
Spectrum Brands, Inc. (b)                                  11,000        142,120
                                                                    ------------
                                                                       2,224,193
                                                                    ------------
ENERGY - 10.8%
Carrizo Oil & Gas, Inc. (b)                                15,500        485,305

Delta Petroleum Corp. (b)                                   9,650        165,305
FMC Technologies, Inc. (b)                                  5,200        350,792
Global Industries, Ltd. (b)                                17,300        288,910
Headwaters, Inc. (b)                                        8,800        224,928
Helix Energy Solutions Group, Inc. (b)                      9,600        387,456
International Coal Group, Inc. (b)                         29,100        209,229
Massey Energy Co.                                           2,200         79,200
McMoRan Exploration Co. (b)                                 4,700         82,720
Petrohawk Energy Corp. (b)                                 29,900        376,740
Petroleum Development Corp. (b)                             3,900        147,030
Rowan Co., Inc.                                             5,600        199,304
                                                                    ------------
                                                                       2,996,919
                                                                    ------------
FINANCIAL - 16.4%
American Campus Communities, Inc.                          11,200        278,320
American Physicians Capital, Inc. (b)                       2,100        110,439
Biomed Realty Trust, Inc.                                   9,600        287,424
Boston Private Financial Holdings, Inc.                     9,800        273,420
Education Realty Trust, Inc.                               16,400        273,060
Encore Capital Group, Inc. (b)                              9,900        121,473
Fidelity Bankshares, Inc.                                   7,500        238,650
Franklin Bank Corp. (b)                                    14,400        290,736
Glacier Bancorp, Inc.                                       4,500        131,715
HCC Insurance Holdings, Inc.                                9,900        291,456
Health Care Property Investors, Inc.                        7,800        208,572
LTC Properties, Inc.                                        9,300        207,855
Max Re Capital Ltd.                                        15,800        345,072
Portfolio Recovery Associates, Inc. (b)                     5,800        265,060
PrivateBancorp, Inc.                                        8,200        339,562
Sterling Bancorp                                           14,500        282,750
W.R. Berkley Corp.                                         11,700        399,320
Webster Financial Corp.                                     5,000        237,200
                                                                    ------------
                                                                       4,582,084
                                                                    ------------
HEALTH CARE - 9.9%
Adeza Biomedical Corp. (b)                                 15,300        214,506
America Service Group, Inc. (b)                            10,600        164,512
AmSurg Corp. (b)                                           12,300        279,825
Human Genome Sciences, Inc. (b)                            26,800        286,760
Kindred Healthcare, Inc. (b)                                5,800        150,800
LifePoint Hospitals, Inc. (b)                               4,500        144,585
Natus Medical, Inc. (b)                                     6,800         67,252
Odyssey Healthcare, Inc. (b)                               19,500        342,615
Par Pharmaceutical Co., Inc. (b)                            8,000        147,680
Pediatrix Medical Group, Inc. (b)                           9,200        416,760
Sciele Pharma, Inc. (b)                                     8,600        199,434
Symmetry Medical, Inc. (b)                                 15,000        231,000
The Medicines Co. (b)                                       6,000        117,300
                                                                    ------------
                                                                       2,763,029
                                                                    ------------
INDUSTRIALS - 14.9%
Armor Holdings, Inc. (b)                                    6,200        339,946
Astec Industries, Inc. (b)                                  6,500        221,780
BE Aerospace, Inc. (b)                                      9,200        210,312
Celadon Group (b)                                          20,700        456,228
DRS Technologies, Inc.                                      4,300        209,625
IDEX Corp.                                                  8,700        410,640

Kaydon Corp.                                               12,900        481,299
Mettler-Toledo International, Inc. (b)                      1,700        102,969
Pentair, Inc.                                               2,200         75,218
Roper Industries, Inc.                                     10,000        467,500
Stericycle, Inc. (b)                                        5,400        351,540
The Middleby Corp. (b)                                      1,700        147,152
Waste Connections, Inc. (b)                                 7,500        273,000
Watts Water Technologies, Inc.                              3,500        117,425
Zebra Technologies Corp., Class A (b)                       8,600        293,776
                                                                    ------------
                                                                       4,158,410
                                                                    ------------
TECHNOLOGY - 8.1%
Applix, Inc. (b)                                           25,200        185,976
ChipMOS Technologies Ltd. (b)                              62,700        368,676
Dendrite International, Inc. (b)                           16,400        151,536
infoUSA, Inc.                                              13,200        136,092
Mad Catz Interactive, Inc. (b)                            649,300        266,213
Magma Design Automation, Inc. (b)                          29,800        219,030
Omnivision Technologies (b)                                19,400        409,728
Open Text Corp. (b)                                         8,200        118,408
Radica Games, Ltd.                                         19,900        203,179
Stratasys, Inc. (b)                                         6,300        185,598
                                                                    ------------
                                                                       2,244,436
                                                                    ------------
UTILITIES - 2.1%
PNM Resources, Inc.                                        14,900        371,904
Southwest Water Co.                                        18,200        217,854
                                                                    ------------
                                                                         589,758
                                                                    ------------
TOTAL COMMON STOCKS (COST $23,129,421)                                25,774,916
                                                                    ------------
INVESTMENT COMPANIES - 7.6%
Fifth Third Prime Money Market Fund -
   Institutional Class                                  2,110,120      2,110,120
                                                                    ------------

TOTAL INVESTMENT COMPANIES (COST $2,110,120)                           2,110,120
                                                                    ------------
TOTAL INVESTMENTS (COST $25,239,541) (A) - 100.1%                   $ 27,885,036
                                                                    ============

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation ................   $ 3,265,986
Unrealized depreciation ................    (1,766,304)
                                           -----------
Net unrealized appreciation ............   $ 1,499,682
                                           ===========

(b)  Represents non-income producing security.

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                        PRINCIPAL
                                                        AMOUNT($)     VALUE($)
                                                       ----------   ------------
ASSET BACKED SECURITIES - 15.0%
ABN Amro Mortgage Corp., 5.50%,
2/25/18, Series 2003-13, Class A2                         524,599        506,460
Banc of America Mortgage Securities,
4.48%, 2/25/33, Series 2003-A, Class
3A1                                                       374,383        367,501
Capital One Multi-Asset Execution
Trust, 2.95%, 8/17/09, Series 2003-A6,
Class A6                                                  250,000        248,266
Capital One Multi-Asset Execution
Trust, 4.70%, 6/15/15, Series 2005-7,
Class A7, CMO                                             600,000        571,963
Chase Commercial Mortgage Securities
Corp., 7.09%, 10/15/32                                    763,939        773,246
Chase Issuance Trust, 4.23%, 1/15/13                      700,000        668,579
Citibank Credit Card Issuance Trust,
4.95%, 2/9/09                                             400,000        398,539
Citibank Credit Card Issuance Trust,
3.50%, 8/16/10                                          1,500,000      1,439,097
Citicorp Mortgage Securities, Inc.,
5.50%, 2/25/26, Series 2006-1, Class
5A1                                                       877,560        859,215
Countrywide Home Loans, 4.50%,
8/25/19                                                   979,278        948,323
Equity One ABS, Inc., 4.205%,
4/25/34, Series 2004-1, Class AF6                         700,000        655,397
Impac CMB Trust, 5.75%, 5/25/35,
Series 2005-4, Class 1M1 (c)                              313,597        314,161
Indymac Index Mortgage Loan Trust,
5.36%, 3/25/35, Series 2005-AR1, Class
3A1 (c)                                                   406,198        400,365
MBNA Credit Card Master Note Trust,
4.10%, 10/15/12                                         1,300,000      1,235,762
MBNA Master Credit Card Trust 99 B
A, 5.90%, 8/15/11                                         790,000        798,086
New Century Home Equity Loan Trust,
7.39%, 5/25/29                                            331,221        330,097
Structured Asset Securities Corp.,
5.00%, 2/25/34, Series 2004-4XS, Class
A3A                                                       467,919        449,524
                                                                    ------------

TOTAL ASSET BACKED SECURITIES                                         10,964,581
                                                                    ------------
(COST $11,371,398)

CORPORATE BONDS - 24.8%
BANK HOLDING COMPANIES - 2.5%
HSBC Capital Funding LLC, 4.61%,
12/29/49, callable 6/27/13 @ 100 (b)                      500,000        449,223
Marshall & Ilsley Corp., 4.375%,
8/1/09                                                    700,000        674,583
South Trust Corp., 5.80%, 6/15/14                         700,000        688,517
                                                                    ------------
                                                                       1,812,323
                                                                    ------------
BASIC MATERIALS - 0.6%
Alcan, Inc., 4.50%, 5/15/13                               450,000        412,056
                                                                    ------------
COMMUNICATIONS - 2.2%
Bell Atlantic Virginia, 7.625%,
12/1/12                                                   540,000        566,497
Bell Telephone Co. Pennsylvania,
7.375%, 7/15/07                                           500,000        507,155
Comcast Cable Communications,
6.875%, 6/15/09                                           500,000        514,457
                                                                    ------------
                                                                       1,588,109
                                                                    ------------
COMPUTER & DATA PROCESSING SERVICES - 1.9%
Dell Computer Corp., 6.55%, 4/15/08                       750,000        759,893
Hewlett-Packard Co., 6.50%, 7/1/12                        300,000        311,102
Oracle Corp., 5.00%, 1/15/11                              350,000        337,777
                                                                    ------------
                                                                       1,408,772
                                                                    ------------
CONSUMER GOODS & SERVICES - 1.7%
Black & Decker, 7.125%, 6/1/11                            705,000        734,867
Walt Disney Co., 5.375%, 6/1/07                           525,000        523,614
                                                                    ------------
                                                                       1,258,481
                                                                    ------------
FINANCIAL - 7.2%
BankAmerica Corp., 7.125%, 3/1/09                         500,000        517,303
Bear Stearns Co., 4.50%, 10/28/10                         500,000        476,956
CIT Group, Inc., 5.10%, 12/15/07                          250,000        246,027
Commercial Credit Co., 10.00%,
12/1/08                                                 1,300,000      1,426,847
Genworth Financial, Inc., 5.48%,
6/15/07 (c)                                               700,000        701,064
Goldman Sachs Group, Inc., 5.35%,
1/15/16                                                   500,000        472,201
Household Finance Co., 6.375%,
10/15/11                                                  325,000        332,131
International Lease Finance Corp.,
4.35%, 9/15/07                                            300,000        294,947
Morgan Stanley, 5.375%, 10/15/15                          300,000        283,998
Wachovia Bank, 4.875%, 2/1/15                             600,000        555,260
                                                                    ------------
                                                                       5,306,734
                                                                    ------------
FOOD & RELATED - 1.5%
Cargill, Inc., 6.15%, 2/25/08 (b)                         600,000        604,255
Diageo Cap PLC, 4.375%, 5/3/10                            500,000        475,432
                                                                    ------------
                                                                       1,079,687
                                                                    ------------
HEALTH CARE - 1.5%
Abbott Laboratories, 5.60%, 5/15/11                       350,000        348,063
Amgen, Inc., 4.00%, 11/18/09                              300,000        285,167

United Health Group, 3.75%, 2/10/09                       500,000        476,498
                                                                    ------------
                                                                       1,109,728
                                                                    ------------
MANUFACTURING - 2.1%
General Electric Co., 5.00%, 2/1/13                     1,000,000        957,839
Parker-Hannifin, 4.875%, 2/15/13                          600,000        569,592
                                                                    ------------
                                                                       1,527,431
                                                                    ------------
REAL ESTATE - 0.5%
HD Real Estate Funding Corp. II,
5.95%, 10/15/08 (b)                                       400,000        399,014
                                                                    ------------
RETAIL - 2.0%
Costco Wholesale Corp., 5.50%,
3/15/07                                                 1,000,000        997,036
CVS Corp., 4.00%, 9/15/09                                 500,000        473,152
                                                                    ------------
                                                                       1,470,188
                                                                    ------------
SPECIAL PURPOSE ENTITY - 1.1%
Targeted Return Index, 5.94%, 1/25/07 (b)(c)              424,000        423,440
Targeted Return Index, 6.96%, 1/15/12 (b)(c)              342,000        355,646
                                                                    ------------
                                                                         779,086
                                                                    ------------
TOTAL CORPORATE BONDS
   (COST $18,863,149)                                                 18,151,609
                                                                    ------------
U.S. GOVERNMENT AGENCY SECURITIES - 47.4%
FANNIE MAE - 13.0%
4.00%, 1/26/09                                            900,000        869,122
4.20%, 6/8/09                                           1,000,000        966,191
4.00%, 11/30/09                                         1,500,000      1,432,246
4.50%, 6/1/10                                             500,000        481,840
8.00%, 8/25/10                                            600,000        600,391
5.50%, 3/17/11                                            600,000        592,276
4.75%, 2/21/13                                            500,000        479,187
5.50%, 9/1/14, Pool # 535170                              403,783        397,001
5.05%, 4/28/15                                            500,000        477,448
5.50%, 11/1/16, Pool # 615245                             235,293        231,359
5.00%, 4/26/17                                            700,000        652,940
5.00%, 7/25/23, Series 2005-4, Class
VG, CMO                                                 1,301,800      1,192,321
6.00%, 8/1/24, Pool # 255362                              575,578        572,471
6.03%, 10/1/32, Pool # 659567 (c)                          83,514         86,370
4.59%, 11/1/34, Pool # 782320 (c)                         479,037        471,033
                                                                    ------------
                                                                       9,502,196
                                                                    ------------
FEDERAL FARM CREDIT BANK - 0.9%
5.20%, 12/27/12                                           650,000        636,019
                                                                    ------------
FEDERAL HOME LOAN BANK - 8.6%
4.04%, 3/24/08 (c)                                      1,000,000        984,029
4.40%, 7/28/08                                            600,000        587,624
4.25%, 8/25/08                                            500,000        494,733
5.25%, 3/17/10                                            725,000        716,588
4.75%, 10/25/10, Series 00-0582, Class
H, CMO                                                  1,596,196      1,575,968
5.125%, 11/1/10                                           500,000        490,237
4.875%, 11/15/11                                        1,000,000        971,058
5.50%, 8/23/13                                            500,000        488,416
                                                                    ------------

                                                         SHARES       VALUE($)
                                                       ----------   ------------
FREDDIE MAC - 21.7%
4.50%, 7/1/08, Pool # M90827                              569,232        555,620
5.05%, 12/8/08                                          1,300,000      1,287,207
5.125%, 2/27/09                                           900,000        891,232
4.125%, 10/18/10                                        1,150,000      1,090,493
5.30%, 11/17/10                                           650,000        639,350
5.50%, 2/22/13                                            950,000        931,978
4.50%, 12/15/13, Series 2723, Class AT, CMO               299,355        287,252
5.00%, 11/13/14                                         1,500,000      1,431,102
5.50%, 5/15/15, Series 2808, Class VA, CMO                858,316        850,468
5.125%, 10/15/15, Series R003, Class AG, CMO              668,151        654,098
5.50%, 3/28/16                                            800,000        782,194
4.00%, 12/15/16, Series 2672, Class NF, CMO               680,550        644,515
4.00%, 12/15/17, Series 2595, Class BL, CMO               714,221        678,100
3.50%, 12/15/22, Series 2673, Class PH, CMO             1,022,851        999,659
5.50%, 10/1/25, Series 2808, Class VA, CMO                475,545        461,349
4.50%, 6/15/27, Series 2598, Class QC, CMO              1,500,000      1,460,177
4.00%, 3/15/28, Series 2583, Class MG, CMO                695,910        676,307
6.595%, 5/1/31, Pool # 847292 (c)                         394,126        401,773
4.74%, 12/1/32, Pool # 847527 (c)                         710,055        707,225
4.22%, 8/1/33, Pool # 847281 (c)                          329,375        331,131
                                                                     -----------
                                                                      15,761,230
                                                                     -----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. - 1.8%
5.00%, 5/20/31, Series 2004-19, Class PD, CMO             900,000        863,872
5.00%, 7/20/34, Series 2004-105, Class MC, CMO            500,000        463,228
                                                                     -----------
                                                                       1,327,100
                                                                     -----------
TENNESSEE VALLEY AUTHORITY - 1.4%
6.25%, 12/15/17                                         1,000,000      1,056,146
                                                                     -----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
(COST $35,675,642)                                                    34,591,344
                                                                     -----------
U.S. TREASURY NOTES - 3.9%
4.25%, 8/15/15                                          3,050,000      2,853,775
                                                                     -----------
TOTAL U.S. TREASURY NOTES
(COST $2,924,712)                                                      2,853,775
                                                                     -----------
MUNICIPAL BONDS - 0.7%
Wisconsin State General Revenue, Subseries B-5,
5.10%, 5/1/32 (c)                                         500,000        500,000
                                                                     -----------

TOTAL MUNICIPAL BONDS
(COST $500,000)                                                          500,000
                                                                     -----------

                                                         SHARES       VALUE($)
                                                       ----------   ------------
PREFERRED STOCKS - 4.1%
FINANCIAL - 3.9%
Aegon NV, 6.204%, 12/15/10                                 20,000        505,000
Bear Stearns Capital Trust III, 7.80%, 5/15/06             10,000        254,000
Cabco GS Cap Preferred, 4.12%, 2/15/34                     45,800      1,028,668
Citigroup Capital VII, 7.125%, 7/31/31                     13,000        325,780
Morgan Stanley Capital Trust II, 7.25%, 7/31/06             7,000        176,680
Torchmark Capital Trust I, 7.75%, 11/02/41                 20,000        507,800
UBS Preferred Funding Trust IV, 3.92%, 6/15/08              3,500         88,130
                                                                     -----------
                                                                       2,886,058
                                                                     -----------
UTILITIES - 0.2%
Con Edison, 7.25%, 4/01/42                                  5,000        125,450
                                                                     -----------
TOTAL PREFERRED STOCKS
   (COST $3,100,465)                                                   3,011,508
                                                                     -----------
INVESTMENT COMPANIES - 3.7%
Fifth Third Prime Money Market Fund - Institutional
Class                                                   2,724,870      2,724,870
                                                                     -----------
TOTAL INVESTMENT COMPANIES
   (COST $2,724,870)                                                   2,724,870
                                                                     -----------
TOTAL INVESTMENTS (COST $75,160,236)(a) - 99.6%                      $72,797,687
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation ......   $    25,665
Unrealized depreciation ......    (2,516,527)
                                 -----------
Net unrealized depreciation ..   $(2,490,862)
                                 ===========

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.

(c) Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on June 30, 2006.

CMO - Collateralized Mortgage Obligation.

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
LONG/SHORT FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS - 65.9%
BASIC MATERIALS - 1.7%
Mittal Steel Co. NV, Class A                                8,000        244,080
Newmont Mining Corp.                                        5,000        264,650
                                                                    ------------
                                                                         508,730
                                                                    ------------
COMMUNICATIONS - 13.7%
AT&T, Inc.                                                 18,000        502,020
Deutsche Telekom AG ADR                                    50,000        802,000
Earthlink, Inc. (b)                                        22,000        190,520
France Telecom SA ADR                                      26,000        568,360
Nokia Corp. ADR                                            12,000        243,120
Tele Norte Leste Participacoes SA                          10,000        127,500
ADR
Telefonos de Mexico  ADR                                   16,000        333,280
Time Warner, Inc.                                          26,000        449,800
Verizon Communications, Inc.                               18,000        602,820
Vodafone Group PLC ADR                                     17,000        362,100
                                                                    ------------
                                                                       4,181,520
                                                                    ------------
CONSUMER NON-CYCLICAL - 5.5%
Anheuser-Busch Cos., Inc.                                   9,000        410,310
ConAgra, Inc.                                               5,000        110,550
Deluxe Corp.                                                4,000         69,920
H&R Block, Inc.                                             2,000         47,720
Kraft Foods, Inc., Class A                                  7,000        216,300
The Servicemaster Co.                                      27,000        278,910
UST, Inc.                                                  12,000        542,280
                                                                    ------------
                                                                       1,675,990
                                                                    ------------
ENERGY - 16.0%
Chesapeake Energy Corp.                                    12,000        363,000
ConocoPhillips                                             12,000        786,360
Enbridge Energy Management LLC (b)                         15,042        624,093
Enerplus Resources Fund                                     6,000        337,440
Fording Canadian Coal Trust                                 6,000        190,200
Hugoton Royalty Trust                                      13,797        409,760
International Coal Group, Inc. (b)                         99,300        713,967
James River Coal Co. (b)                                   14,000        370,860
Plains All American Pipeline LP                            17,500        764,225
XTO Energy, Inc.                                            8,333        368,902
                                                                    ------------
                                                                       4,928,807
                                                                    ------------
FINANCIAL - 6.1%
ABN Amro Holding NV ADR                                       940         25,718
Barclays PLC ADR                                            5,000        228,900
Crescent Real Estate Equities Co.                          16,000        296,960
Education Realty Trust, Inc.                               30,000        499,500
The Allstate Corp.                                         15,000        820,950
                                                                    ------------
                                                                       1,872,028
                                                                    ------------

HEALTH CARE - 6.0%
Caraco Pharmaceutical Laboratories Ltd. (b)                20,500        187,575
Johnson & Johnson                                          18,000      1,078,560
Kindred Healthcare, Inc. (b)                               10,000        260,000
Mylan Laboratories, Inc.                                   16,000        320,000
                                                                    ------------
                                                                       1,846,135
                                                                    ------------
INDUSTRIALS - 5.9%
Arlington Tankers Ltd.                                     14,700        333,396
Dryships, Inc.                                             14,000        151,060
Nordic American Tanker Shipping Ltd.                       12,000        437,400
Tyco International Ltd.                                    16,000        440,000
Waste Management, Inc.                                     12,000        430,560
                                                                    ------------
                                                                       1,792,416
                                                                    ------------
TECHNOLOGY - 9.1%
Dell Computer Corp. (b)                                    10,000        244,100
EMC Corp. (b)                                              16,000        175,520
First Data Corp.                                            5,000        225,200
Intel Corp.                                                18,000        341,100
Kanbay International, Inc. (b)                             37,500        545,250
Lexmark International, Inc., Class A (b)                   12,000        669,960
Oracle Corp. (b)                                           40,000        579,600
                                                                    ------------
                                                                       2,780,730
                                                                    ------------
UTILITIES - 1.9%
Korea Electric Power Corp. ADR                             12,000        227,520
Peoples Energy Corp.                                       10,000        359,100
                                                                    ------------
                                                                         586,620
                                                                    ------------
TOTAL COMMON STOCKS
   (COST $19,854,113)                                                 20,172,976
                                                                    ------------
REPURCHASE AGREEMENTS - 21.1%
Bear Stearns, 4.50%, purchased 6/30/06, due 7/3/06
with a maturity value of 6,439,591 (collateralized
fully by U.S. Treasury Note, 3.875%, 1/15/09)           6,437,177      6,437,177
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $6,437,177)                                                   6,437,177
                                                                    ------------
PREFERRED STOCKS - 13.6%
FINANCIAL - 12.7%
Bank One Capital Trust VI Preferred,                       18,600        468,720
7.20%, 10/15/31
BNY Capital IV Preferred, 6.875%,                           8,000        196,400
12/01/28
Cabco GS Cap Preferred, 4.12%,                             22,400        503,104
2/15/34
Fleet Capital Trust VII Preferred, 7.20%,                  39,100        975,545
12/15/31
Fleet Capital Trust VIII Preferred,                        11,400        287,964
7.20%, 3/15/32
Goldman Sachs Preferred, 3.91%,                             7,000        180,600

4/25/10
Ing Groep NV, 6.125%, 1/15/11                              12,000        273,480
Keycorp Capital VI, 6.125%, 12/15/08                          500         11,150
Lehman Brothers Preferred, 3.97%, 2/15/09                  13,600        345,032
Merrill Lynch Preferred, 4.07%, 11/28/09                   10,000        253,700
Scottish Re Group Ltd. Preferred, 7.25%, 7/15/10           15,300        382,500
                                                                    ------------
                                                                       3,878,195
                                                                    ------------
UTILITIES - 0.9%
Detroit Energy Preferred, 7.80%, 2/01/32                   11,103        281,350
                                                                    ------------
TOTAL PREFERRED STOCKS                                                 4,159,545
(COST $4,229,173)
                                                                    ------------
TOTAL INVESTMENTS (COST $30,520,463) (a) - 100.6%                   $ 30,769,698
                                                                    ============

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows :

Unrealized appreciation ......   $ 1,596,641
Unrealized depreciation ......    (1,232,651)
                                 -----------
Net unrealized appreciation ..   $   362,990
                                 ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

SECURITIES SOLD SHORT

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS  - 22.6%
COMMUNICATIONS - 5.6%
Amazon.com, Inc. (b)                                        7,000        270,760
aQuantive, Inc. (b)                                        16,000        405,280
BellSouth Corp.                                             9,000        325,800
Google, Inc. Class A (b)                                      300        125,799
QUALCOMM, Inc.                                              5,000        200,350
The Walt Disney Co.                                         7,000        210,000
Yahoo!, Inc. (b)                                            5,000        165,000
                                                                    ------------
                                                                       1,702,989
                                                                    ------------
CONSUMER CYCLICAL - 8.6%
AMR Corp. (b)                                              18,000        457,560
Best Buy Co., Inc.                                         10,250        562,110
Herman Miller, Inc.                                        14,600        376,242
Papa John's International, Inc. (b)                        12,395        411,514
Steelcase, Inc. Class A                                    21,800        358,610
The Home Depot, Inc.                                        6,000        214,740
Urban Outfitters, Inc. (b)                                  7,000        122,430
Wal-Mart Stores, Inc.                                       3,000        144,510
                                                                    ------------
                                                                       2,647,716
                                                                    ------------
CONSUMER NON-CYCLICAL - 2.0%
Paychex, Inc.                                               9,000        350,820
Robert Half International, Inc.                             6,000        252,000
                                                                    ------------
                                                                         602,820
                                                                    ------------

FINANCIAL - 1.7%
General Growth Properties, Inc.                             6,000        270,360
Simon Property Group, Inc.                                  3,000        248,820
                                                                    ------------
                                                                         519,180
                                                                    ------------
TECHNOLOGY - 4.7%
Advanced Micro Devices, Inc. (b)                           13,000        317,460
Apple Computer, Inc. (b)                                    4,500        257,040
CA, Inc.                                                   23,000        472,650
KLA-Tencor Corp.                                            7,500        311,775
Network Appliance, Inc. (b)                                 1,000         35,300
Red Hat, Inc. (b)                                           2,000         46,800
                                                                    ------------
TOTAL COMMON STOCKS                                                    1,441,025
                                                                    ------------
TOTAL INVESTMENTS (PROCEEDS $7,069,656) (A)                         $  6,913,730
                                                                    ------------

See Notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JUNE 30, 2006

     ORGANIZATION:

          The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a "Fund," collectively the "Funds"):

FUND                                          SHORT NAME
----                                          ----------
1st Source Monogram Income Equity Fund        Income Equity Fund
1st Source Monogram Diversified Equity Fund   Diversified Equity Fund
1st Source Monogram Special Equity Fund       Special Equity Fund
1st Source Monogram Income Fund               Income Fund
1st Source Monogram Long/Short Fund           Long/Short Fund


          Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts with their vendors and others that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

     SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

          Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

     REPURCHASE AGREEMENTS:

          The Funds may enter into repurchase agreements with a bank or broker-dealers which 1st Source Corporation Investment Advisors, Inc., (the "Advisor"), a wholly owned subsidiary of 1st Source Bank, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     WRITTEN OPTIONS:

          The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not have any option activity for the year ended June 30, 2006.

     SECURITY TRANSACTIONS AND RELATED INCOME:

          Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     SHORT SALES TRANSACTIONS:

          The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense of short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

                          SIGNAL LARGE CAP GROWTH FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2006

                                   (Unaudited)

  SHARES                                                              VALUE ($)
  ------                                                            ------------
             COMMON STOCKS -- 97.0%
             AEROSPACE/DEFENSE -- 1.3%
     7,800   United Technologies Corp.                                   494,676
                                                                    ------------
             AIR FREIGHT & LOGISTICS -- 2.0%
    14,000   Expeditors International of Washington, Inc.                784,140
                                                                    ------------
             APPLICATIONS SOFTWARE -- 1.5%
    15,100   Citrix Systems, Inc.*                                       606,114
                                                                    ------------
             BANKING -- 5.4%
    20,000   Bank of America Corp.                                       962,000
    14,200   Zions Bancorp                                             1,106,748
                                                                    ------------
                                                                       2,068,748
                                                                    ------------
             BUSINESS SERVICES -- 0.8%
    12,000   Staples, Inc.                                               291,840
                                                                    ------------


             COMMUNICATIONS EQUIPMENT -- 4.0%
    47,700   Cisco Systems, Inc.*                                        931,581
    15,600   Harris Corp.                                                647,556
                                                                    ------------
                                                                       1,579,137
                                                                    ------------
             COMPUTERS - MEMORY DEVICES -- 1.3%
    48,000   EMC Corp.*                                                  526,560
                                                                    ------------
             CONSTRUCTION & ENGINEERING --2.2%
    11,000   Jacobs Engineering Group, Inc. *                            876,040
                                                                    ------------
             CONSTRUCTION MATERIALS -- 2.0%
    16,000   Florida Rock Industries, Inc.                               794,720
                                                                    ------------
             CONSUMER PRODUCTS - MISCELLANEOUS -- 0.7%
     4,000   Fortune Brands, Inc.                                        284,040
                                                                    ------------
             DISTILLER & VINTNERS -- 1.0%
    16,000   Constellation Brands, Inc.*                                 400,000
                                                                    ------------
             ELECTRONICS -- 1.5%
     8,000   L-3 Communications Holdings, Inc.                           603,360
                                                                    ------------
             EXCHANGE TRADED FUNDS -- 2.8%
     7,200   Mid-Cap 400 Trust Series - SPDR                           1,003,968
     4,600   Technology Select Sector SPDR                                93,518
                                                                    ------------
                                                                       1,097,486

                                                                    ------------
             FINANCE - ASSET MANAGEMENT -- 2.4%
    10,500   Franklin Resources, Inc.                                    911,505
                                                                    ------------
             FINANCE - INVESTMENT BANKERS & BROKERS -- 4.6%
     8,000   Goldman Sachs Group, Inc.                                 1,203,440
     6,000   Legg Mason, Inc.                                            597,120
                                                                    ------------
                                                                       1,800,560
                                                                    ------------
             FOOD DISTRIBUTORS -- 1.6%
    21,000   Sysco Corp.                                                 641,760
                                                                    ------------
             FOREIGN BANK & BRANCHES & AGENCIES -- 1.1%
     4,000   UBS AG                                                      438,800
                                                                    ------------
             GENERAL MERCHANDISE -- 1.0%
     7,700   Target Corp.                                                376,299
                                                                    ------------
             HEALTH CARE SERVICES -- 1.9%
    15,000   Caremark Rx, Inc.*                                          748,050
                                                                    ------------
             HEALTHCARE - EQUIPMENT -- 4.7%
    13,000   Medtronic, Inc.                                             609,960
    14,000   ResMed, Inc. *                                              657,300
    14,000   Stryker Corp.                                               589,540
                                                                    ------------
                                                                       1,856,800
                                                                    ------------
             HOTELS & MOTELS -- 0.9%
     6,000   Choice Hotels International, Inc.                           363,600
                                                                    ------------
             INDUSTRIAL CONGLOMERATES -- 1.0%
    12,000   General Electric Co.                                        395,520
                                                                    ------------
             INDUSTRIAL GASES -- 1.3%
     9,600   Praxair, Inc.                                               518,400
                                                                    ------------

             INSURANCE - HEALTH -- 1.8%
    10,000   Wellpoint, Inc.*                                            727,700
                                                                    ------------
             INSURANCE - LIFE -- 4.0%
    22,500   MetLife, Inc.                                             1,152,225
    11,000   Sun Life Financial Services                                 439,230
                                                                    ------------
                                                                       1,591,455
                                                                     -----------
             INSURANCE-MULTI-LINE -- 0.7%
     4,500   American International Group, Inc.                          265,725
                                                                    ------------


             MACHINERY - INDUSTRIAL -- 3.7%
    10,400   Danaher Corp.                                               668,928
     7,200   Illinois Tool Works, Inc.                                   342,000
    10,000   Ingersoll-Rand Co. - ADR                                    427,800
                                                                    ------------
                                                                       1,438,728
                                                                    ------------
             OIL & GAS - INTEGRATED -- 3.5%
     7,000   BP PLC - ADR                                                487,270
    14,300   Exxon Mobil Corp.                                           877,305
                                                                    ------------
                                                                       1,364,575
                                                                    ------------

             OIL & GAS EXPLORATION AND PRODUCTION -- 3.9%
     6,100   Apache Corp.                                                416,325
    23,000   Noble Energy, Inc.                                        1,077,780
                                                                    ------------
                                                                       1,494,105
                                                                    ------------

             OIL & GAS EXPLORATION SERVICES -- 3.0%
    26,000   Smith International, Inc.                                 1,156,220
                                                                    ------------


             PERSONAL PRODUCTS -- 2.4%
    16,600   Procter & Gamble Co.                                        922,960
                                                                    ------------
             PHARMACEUTICALS -- 3.5%
     5,200   Barr Laboratories, Inc.*                                    247,988
    10,000   Johnson & Johnson                                           599,200
    16,000   Teva Pharmaceutical Industries, Ltd.                        505,440
                                                                    ------------
                                                                       1,352,628
                                                                    ------------
             PREPACKAGED SOFTWARE -- 4.9%
    16,000   DST Systems, Inc.*                                          952,000
    20,700   Fiserv, Inc. *                                              938,952
                                                                    ------------
                                                                       1,890,952
                                                                    ------------
             REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     9,500   Prologis Trust                                              495,140
                                                                    ------------
             RETAIL - APPAREL/SHOE -- 1.2%
    18,000   Chico's Fas, Inc. *                                         485,640
                                                                    ------------
             RETAIL - COMPUTER/ELECTRONICS -- 2.0%
    14,400   Best Buy Co., Inc.                                          789,696
                                                                    ------------
             RETAIL - DRUGS -- 2.2%
    19,300   Walgreen Co.                                                865,412
                                                                    ------------
             RETAIL - HOME IMPROVEMENT -- 0.9%
     6,000   Lowe's Cos., Inc.                                           364,020
                                                                    ------------
             SOFT DRINKS -- 2.4%
    15,900   PepsiCo, Inc.                                               954,636
                                                                    ------------
             SYSTEMS SOFTWARE -- 3.1%
    19,000   Microsoft Corp.                                             442,700
    15,000   SAP AG - ADR                                                787,800
                                                                    ------------
                                                                       1,230,500
                                                                    ------------
             TRANSPORTATION SERVICES -- 2.4%
    11,800   Burlington Northern Santa Fe Corp.                          935,150
                                                                    ------------
             UTILITIES - ELECTRIC -- 3.1%
     8,400   Entergy Corp.                                               594,300
    15,200   FPL Group, Inc.                                             628,976
                                                                    ------------
                                                                       1,223,276
                                                                    ------------
             TOTAL COMMON STOCKS
                (cost - $30,088,307)                                  38,006,673
                                                                    ------------

             INVESTMENT COMPANIES -- 2.3%
   910,796   Huntington Money Market Fund - Trust Class                  910,796
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
                (cost - $910,796)                                        910,796
                                                                    ------------
             TOTAL INVESTMENTS - 99.3%
                (cost - $30,999,103)**                              $ 38,917,469
                                                                    ============

----------
Percentages indicated are based on net assets.

*    Non-income producing securities.

** Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $8,719,030
Unrealized depreciation         (803,259)
                              ----------
Net unrealized appreciation   $7,915,771
                              ==========

ADR - American Depositary Receipt

SPDR- Standard & Poors Depositary Receipt

See Notes to Schedule of Portfolio Investments.

                               SIGNAL INCOME FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2006

                                   (Unaudited)

 SHARES OR
 PRINCIPAL                                    INTEREST   MATURITY
  AMOUNT                                        RATE       DATE       VALUE ($)
----------                                    --------   --------   ------------
             CORPORATE BONDS -- 30.4%
             AEROSPACE/DEFENSE -- 0.7%
$  750,000   General Dynamics Corp.               4.50%   8/15/10        719,789
                                                                    ------------
             BANKING -- 7.6%
   500,000   Bank of America Corp.                5.38    6/15/14        483,989
   500,000   Credit Suisse First Boston
                USA, Inc.                         4.63    1/15/08        492,971
 1,000,000   Credit Suisse First Boston
                USA, Inc.                         6.13   11/15/11      1,013,373
   105,000   First Union National Bank,
                BKNT                              5.80    12/1/08        105,600
   300,000   MBNA Bank                            5.38    1/15/08        299,029
   500,000   MBNA Bank                            6.13     3/1/13        507,349
   500,000   National City Corp.                  4.50    3/15/10        479,488
   500,000   U.S. Bancorp                         5.10    7/15/07        496,787
   750,000   U.S. Bancorp                         3.95    8/23/07        734,071
   455,000   U.S. Bancorp                         5.70   12/15/08        456,007
 1,000,000   Washington Mutual Bank               5.50    1/15/13        970,640
 1,000,000   Washington Mutual Bank               5.65    8/15/14        964,054
   500,000   Wells Fargo Co.                      3.50     4/4/08        482,200
                                                                    ------------
                                                                       7,485,558
                                                                    ------------
             BEVERAGES -- 0.2%
   180,000   Coca-Cola Enterprises, Inc.          5.38    8/15/06        179,964
                                                                    ------------
             BREWERY -- 0.5%
   500,000   Anheuser Busch                       4.70    4/15/12        475,126
                                                                    ------------
             COMPUTER HARDWARE -- 0.6%
   500,000   Hewlett-Packard Co.                  5.75   12/15/06        500,336
   100,000   International Business
                Machines Corp.                    4.88    10/1/06         99,842
                                                                    ------------
                                                                         600,178
                                                                    ------------
             DEPARTMENT STORES -- 0.8%
   750,000   Target Corp.                         5.88     3/1/12        757,763
                                                                    ------------
             ELECTRIC & ELECTRONIC
                EQUIPMENT -- 1.3%
 1,300,000   General Electric Co.                 5.00     2/1/13      1,245,191
                                                                    ------------
             FINANCIAL SERVICES -- 11.2%
   125,000   Alliance Capital Management          5.63    8/15/06        125,007
   500,000   American General Finance Corp.       4.00    3/15/11        461,796
   100,000   Associates Corp., MTN                7.55    7/17/06        100,058
   500,000   Associates Corp.                     6.88   11/15/08        513,356

   500,000   Bear Stearns Co., Inc.               4.50   10/28/10        476,956
   500,000   Boeing Capital Corp.                 5.80    1/15/13        501,086
   750,000   Countrywide Financial                4.25   12/19/07        734,792
   345,000   General Electric Capital
                Corp., MTN                        6.13    2/22/11        351,484
    75,000   Goldman Sachs Group, Inc.            6.88    1/15/11         77,931
   500,000   Goldman Sachs Group, Inc.            5.70     9/1/12        495,145
   400,000   Goldman Sachs Group, Inc.            5.15    1/15/14        379,118
   250,000   Household Finance Corp.              8.00    7/15/10        269,500
   500,000   Household Finance Corp.              4.75    7/15/13        464,828
    20,000   J.P. Morgan & Co., Inc.              5.75   10/15/08         19,994
   155,000   J.P. Morgan & Co., Inc., MTN         6.00    1/15/09        155,899
   500,000   J.P. Morgan Chase & Co.              5.75     1/2/13        494,936
   500,000   J.P. Morgan Chase & Co.              5.25     5/1/15        471,294
   395,000   J.P. Morgan Chase Bank               6.13    11/1/08        399,302
   500,000   Morgan Stanley                       3.63     4/1/08        483,888
   400,000   Morgan Stanley                       4.25    5/15/10        377,652
 1,450,000   Morgan Stanley                       4.75     4/1/14      1,329,388
 1,000,000   Prudential Financial, Inc.           4.50    7/15/13        915,466
   500,000   SLM Corp.                            5.38    1/15/13        483,126
   500,000   SLM Corp.                            5.38    5/15/14        479,101
   500,000   Verizon Global Funding Corp.         4.00    1/15/08        487,369
                                                                    ------------
                                                                      11,048,472
                                                                    ------------
             FOOD PRODUCTS & SERVICES --
                0.4%
   140,000   Campbell Soup Co.                    6.90   10/15/06        140,498
   300,000   Kraft Foods, Inc.                    4.00    10/1/08        289,081
                                                                    ------------
                                                                         429,579
                                                                    ------------
             INSURANCE -- 1.0%
 1,000,000   Everest Reinsurance Holding          5.40   10/15/14        935,525
                                                                    ------------
             INSURANCE - LIFE -- 0.5%
   513,000   Lincoln National Corp.               6.50    3/15/08        519,413
                                                                    ------------
             INVESTMENT MANAGEMENT &
                ADVISORY SERVICES -- 0.5%
   500,000   FMR Corp.*                           4.75     3/1/13        473,171
                                                                    ------------
             MEDICAL - DRUGS -- 1.8%
   800,000   Bristol-Meyers Squibb Co.            5.75    10/1/11        797,868
 1,000,000   Wyeth                                5.50     2/1/14        966,243
                                                                    ------------
                                                                       1,764,111
                                                                    ------------
             PRINTING & PUBLISHING -- 0.2%
   155,000   Tribune Co., MTN                     5.50    10/6/08       152,579
                                                                    ------------
             REAL ESTATE OPERATION/
                DEVELOPMENT -- 0.3%
   350,000   EOP Operating Limited
                Partnership                       4.75    3/15/14        317,452
                                                                    ------------
             RESTAURANTS -- 1.1%
   800,000   Darden Restaurants                   4.88    8/15/10        767,887
   280,000   McDonald's Corp.                     6.00    4/15/11        282,809
                                                                    ------------
                                                                       1,050,696
                                                                    ------------

             RETAIL -- 0.2%
   200,000   Sherwin-Williams Co.                 6.85     2/1/07        201,026
                                                                    ------------
             UTILITIES - ELECTRIC -- 1.5%
   950,000   National Rural Utilities             3.25    10/1/07        922,727
   500,000   Union Electric Co.                   6.75     5/1/08        507,321
                                                                    ------------
                                                                       1,430,048
                                                                    ------------
             TOTAL CORPORATE BONDS
                (cost - $30,984,928)                                  29,785,641
                                                                    ------------
             U.S. GOVERNMENT AGENCIES --
             51.6%
   400,000   Fannie Mae                           7.13    3/15/07        404,206
 1,000,000   Fannie Mae                           3.63    7/27/07        980,544
 1,500,000   Fannie Mae, Callable 5/5/06 @
                100                               4.30     5/5/08      1,469,360
 1,000,000   Fannie Mae                           4.00     9/2/08        968,288
   250,000   Fannie Mae                           5.25    1/15/09        248,826
   500,000   Fannie Mae, Callable 11/30/07
                @ 100                             4.00   11/30/09        477,415
   200,000   Fannie Mae                           4.25    7/28/10        190,956
   150,000   Fannie Mae                           6.25     2/1/11        153,627
 1,000,000   Fannie Mae, Callable 9/9/05 @
                100                               4.55     3/9/11        958,856
   750,000   Fannie Mae                           5.38   11/15/11        746,542
   100,000   Fannie Mae                           5.25     8/1/12         97,706
   750,000   Fannie Mae                           6.00   12/14/12        744,124
   300,000   Fannie Mae, Callable 10/15/05
                @ 100                             5.00    4/15/13        288,173
   500,000   Fannie Mae                           4.63   10/15/14        471,166
   500,000   Fannie Mae, Callable 10/24/05
                @ 100                             5.31    11/3/14        482,528
   479,704   Fannie Mae                           5.00    6/25/16        463,328
   800,000   Fannie Mae, Callable 4/26/10
                @ 100                             5.00    4/26/17        746,218
   972,050   Fannie Mae                           5.67    2/25/20        956,803
   478,157   Fannie Mae                           4.50    6/25/33        448,431
   347,790   Fannie Mae                           5.00    3/25/34        337,590
   500,000   Federal Farm Credit Bank, MTN        5.87     9/2/08        504,130
   750,000   Federal Farm Credit Bank             5.20    2/24/10        738,938
   420,000   Federal Farm Credit Bank             5.81    1/10/11        425,466
   750,000   Federal Farm Credit Bank,
                Callable 11/29/06 @ 100           4.65   11/29/11        718,760
   250,000   Federal Farm Credit Bank,
                Callable 10/20/05 @ 100           5.22   10/20/14        240,209
   500,000   Federal Farm Credit Bank             5.63   10/19/20        472,438
 2,000,000   Federal Farm Credit Bank             3.75    10/3/07      1,953,111
   285,000   Federal Home Loan Bank, Series
                TV06                              4.88   11/15/06        284,395
   925,000   Federal Home Loan Bank, Series
                HS07                              6.20   10/10/07        927,311
   800,000   Federal Home Loan Bank,
                Callable 11/6/05 @ 100            4.50     6/6/08        785,484
   500,000   Federal Home Loan Bank,
                Callable 8/13/05 @ 100            4.05    8/13/08        485,979
 1,065,000   Federal Home Loan Bank, Series
                100                               5.80     9/2/08      1,069,633
   325,000   Federal Home Loan Bank, Series
                8D08                              5.25   11/14/08        323,289
   875,000   Federal Home Loan Bank               5.49   12/22/08        874,759
   400,000   Federal Home Loan Bank,
                Callable 10/30/05 @ 100           4.28   10/30/09        385,832

   200,000   Federal Home Loan Bank, Series
                5, Callable 3/30/06 @ 100         4.00    3/30/10        196,914
 1,250,000   Federal Home Loan Bank, Series
                1, Callable 3/30/06 @100          4.75    3/30/10      1,216,778
   550,000   Federal Home Loan Bank               4.00    4/22/10        522,884
 1,500,000   Federal Home Loan Bank,
                Callable 5/09/06 @ 100            4.63     8/9/10      1,483,139
   750,000   Federal Home Loan Bank               5.20   10/28/10        735,839
   500,000   Federal Home Loan Bank,
                Callable 5/24/06 @ 100            5.00    2/24/11        495,149
   100,000   Federal Home Loan Bank, Series
                1N11                              6.00    5/13/11        102,411
 1,000,000   Federal Home Loan Bank,
                Callable 8/3/06 @ 100             5.00     8/3/11        970,889
 1,000,000   Federal Home Loan Bank,
                Callable 2/16/07 @ 100            4.75    2/16/12        956,795
   500,000   Federal Home Loan Bank               5.00    2/21/12        483,834
 1,200,000   Federal Home Loan Bank,
                Callable 11/3/05 @ 100            5.25     5/3/12      1,167,934
   200,000   Federal Home Loan Bank,
                Callable 10/29/05 @ 100           4.50   10/29/13        194,476
   500,000   Federal Home Loan Bank               4.25    1/30/15        488,835
 1,000,000   Federal Home Loan Bank,
                Callable 4/20/06 @ 100            5.74    4/20/15        977,401
   500,000   Federal Home Loan Bank,
                Callable 12/26/05 @ 100           4.00    6/26/18        469,336
   500,000   Federal Home Loan Bank,
                Callable 10/18/05 @ 100           5.65    3/22/19        477,633
   500,000   Federal Home Loan Bank,
                Callable 11/4/09 @ 100            5.30    11/4/19        466,766
   500,000   Federal Home Loan Bank,
                Callable 12/27/06 @ 100           5.85   12/27/19        480,641
   200,000   Freddie Mac                          3.25    3/14/08        192,827
    50,000   Freddie Mac                          5.75    4/15/08         50,220
   750,000   Freddie Mac, Callable 12/1/05
                @ 100                             4.85    12/1/09        733,649
   232,485   Freddie Mac                          3.75    4/15/11        231,261
 1,000,000   Freddie Mac                          6.25     3/5/12      1,002,649
   750,000   Freddie Mac, Callable 11/5/07
                @ 100                             5.25    11/5/12        727,148
 1,500,000   Freddie Mac                          4.80    7/30/13      1,409,127
   500,000   Freddie Mac                          5.13     8/6/13        481,735
 1,500,000   Freddie Mac, Callable 1/30/07
                @ 100                             5.00    1/30/14      1,444,484
   895,000   Freddie Mac, Callable 6/26/06
                @ 100                             4.00    8/26/14        875,588
 1,500,000   Freddie Mac, Callable 7/14/06
                @ 100                             4.00   10/14/14      1,464,596
   500,000   Freddie Mac, Callable 10/27/06
                @ 100                             5.00   10/27/14        477,802
   750,000   Freddie Mac                          5.00   11/13/14        715,551
 1,000,000   Freddie Mac, Callable 9/22/06
                @ 100                             5.40    9/22/15        961,087
 2,000,000   Freddie Mac, Callable 4/18/06
                @ 100                             5.00    2/13/18      1,909,975
 1,500,000   Freddie Mac                          5.00    1/15/19      1,471,036
   370,846   Freddie Mac                          4.75    3/15/22        359,531
 1,458,800   Freddie Mac                          5.00    8/15/27      1,424,111
   584,824   Freddie Mac, Series 2664             5.00    4/15/30        571,464
   278,533   Freddie Mac                          5.50   10/15/31        275,353
   200,000   Tennessee Valley Authority           5.63    1/18/11        200,510
             Service A
                                                                    ------------
             TOTAL U.S. GOVERNMENT AGENCIES
                (cost - $52,159,124)                                  50,691,779
                                                                    ------------
             U.S. TREASURY NOTES -- 14.4%

 1,150,000   U.S. Treasury Notes                  6.50   10/15/06      1,153,773
   150,000   U.S. Treasury Notes                  6.25    2/15/07        150,826
   500,000   U.S. Treasury Notes                  3.75    3/31/07        494,375
   325,000   U.S. Treasury Notes                  6.63    5/15/07        328,517
   400,000   U.S. Treasury Notes                  6.13    8/15/07        403,609
   775,000   U.S. Treasury Notes                  5.50    2/15/08        779,056
 1,000,000   U.S. Treasury Notes                  4.63    2/29/08        990,898
   650,000   U.S. Treasury Notes                  5.63    5/15/08        655,129
   350,000   U.S. Treasury Notes                  3.38   11/15/08        336,246
   340,000   U.S. Treasury Notes                  4.75   11/15/08        336,959
 1,500,000   U.S. Treasury Notes                  4.50    2/15/09      1,476,270
   300,000   U.S. Treasury Notes                  3.88    5/15/09        290,004
 3,000,000   U.S. Treasury Notes                  3.63    1/15/10      2,856,327
   150,000   U.S. Treasury Notes                  3.50    2/15/10        142,066
   500,000   U.S. Treasury Notes                  4.00    3/15/10        481,465
   500,000   U.S. Treasury Notes                  4.50    2/28/11        487,539
 1,750,000   U.S. Treasury Notes                  4.00   11/15/12      1,644,864
   200,000   U.S. Treasury Notes                  4.75    5/15/14        195,102
   750,000   U.S. Treasury Notes                  4.25   11/15/14        705,352
   250,000   U.S. Treasury Notes                  1.63    1/15/15        245,940
                                                                    ------------
             TOTAL U.S. TREASURY NOTES
                (cost - $14,539,047)                                  14,154,317
                                                                    ------------
             PREFERRED STOCK -- 1.0%
             INSURANCE AGENTS, BROKERS, &
                SERVICE -- 1.0%
 40,000      Metlife Inc.                                                985,200
                                                                    ------------
             TOTAL PREFERRED STOCK
                (cost - $1,018,980)
             INVESTMENT COMPANIES -- 1.7%
 1,674,686   Huntington Money Market Fund -
                Trust Class                                            1,674,686
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
                (cost - $1,674,686)                                    1,674,686
                                                                    ------------
             TOTAL INVESTMENTS - 99.1%
                (cost - $100,376,765)**                             $ 97,291,623
                                                                    ============

----------
Percentages indicated are based on net assets.

* Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.

** Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation       $    85,979
Unrealized depreciation       $(3,171,121)
                              -----------
Net unrealized depreciation   $(3,085,142)
                              ===========

BKNT - Bank Note
MTN - Medium Term Note

See Notes to Schedule of Portfolio Investments.

                          SIGNAL TAX-EXEMPT INCOME FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2006

                                   (Unaudited)

 SHARES OR
 PRINCIPAL                                    INTEREST   MATURITY
  AMOUNT                                        RATE       DATE       VALUE ($)
----------                                    --------   --------   ------------
             MUNICIPAL BONDS -- 98.6%
             ALABAMA -- 1.1%
$  210,000   Daphne Alabama, GO, Callable
                2/1/13 @ 100, Insured by:
                AMBAC                             4.00%    8/1/14        207,570
                                                                    ------------
             CALIFORNIA -- 1.3%
   250,000   La Mirada California
                Redevelopment Agency,
                Callable 8/15/14 @ 100,
                Insured by: FSA                   4.25    8/15/19        243,368
                                                                    ------------
             ILLINOIS -- 3.7%
   200,000   Du Page County Illinois High
                School District, Series A,
                GO, Callable 12/1/07 @ 100        5.05    12/1/14        203,048
   200,000   Illinois State, GO, Callable
                9/1/06 @ 102, Insured by:
                FGIC                              5.40     9/1/08        204,488
   300,000   Northlake Illinois, Series A,
                GO, Callable 12/1/08 @ 100,
                Insured by: AMBAC                 5.00     6/1/14        307,143
                                                                    ------------
                                                                         714,679
                                                                    ------------
             INDIANA -- 58.2%
   200,000   Anderson Indiana School
                Building Corp., Insured by:
                FSA                               4.00    7/15/15        196,430
   260,000   Bloomington Indiana Municipal
                Facilities
                Corp., Callable 2/1/08 @
                101                               4.80     8/1/12        264,007
   200,000   Carmel Indiana Redevelopment
                Authority, Insured by: MBIA       4.25     8/1/11        202,360
   380,000   Center Grove Indiana Building
                Corp., Insured by: FGIC           3.50    1/15/11        369,199
   150,000   Clarksville Indiana High
                School Building Corp.,
                Callable 7/15/08 @ 101,
                Insured by: MBIA                  5.00    7/15/14        154,421
   225,000   Cloverdale Indiana
                Multi-School Building
                Corp., Callable 1/15/08 @
                102, Insured by: MBIA             4.95    1/15/11        233,114
   200,000   Crown Point Indiana
                Multi-School Building
                Corp., Callable 7/15/09 @
                101, Insured by: MBIA             4.80    1/15/14        204,920
   295,000   Delaware County Indiana Edit
                Corp., Callable 12/1/07 @
                101, Insured by: MBIA             5.00    12/1/12        302,292
   125,000   Eagle Union Middle School
                Building Corp. Indiana,
                Callable 7/5/11 @ 100,
                Insured by: AMBAC                 4.85     7/5/15        128,401

   300,000   East Washington Indiana
                Multi-School Building
                Corp., Insured by: MBIA           3.90    7/15/14        292,971
    85,000   Elkhart Indiana Community
                Schools, GO                       4.95    7/15/06         85,021
   100,000   Fall Creek Indiana Regulatory
                Waste District, Callable
                9/1/10 @ 100, Insured by:
                MBIA                              4.70     3/1/13        102,300
   165,000   Fort Wayne Indiana Stormwater
                Management District
                Revenue, Insured by: MBIA         4.00     8/1/13        164,493
   260,000   Greencastle Indiana
                Multi-School Building
                Corp., Callable 7/10/12
                @100, Insured by: FGIC            4.10    1/10/13        260,000
   300,000   Greencastle Indiana Waterworks
                Revenue, Callable 1/1/12 @
                100, Insured by: MBIA             4.25     7/1/13        302,190
   275,000   Indiana Bank Revenue, Insured
                by: MBIA                          4.00     4/1/09        275,693
   290,000   Indiana Bank Revenue, Series
                A, Callable 2/1/09 @ 102,
                Insured by: FSA                   4.60     2/1/13        295,374
   265,000   Indiana Bank Revenue, Series
                A, Callable 2/1/08 @ 101          4.80     2/1/13        270,880
    70,000   Indiana Health Facilities
                Financing Authority,
                Callable 8/15/07 @ 102,
                Insured by: RADIAN                5.50    2/15/10         72,643
   325,000   Indiana State Educational
                Facilities Authority,
                Callable 10/15/08 @ 101           4.95   10/15/12        332,267
   300,000   Indiana State Office Building
                Community Facilities,
                Series A, Callable 7/1/08
                @ 101                             4.70     7/1/11        305,346
   100,000   Johnson County Indiana, GO,
                Insured by: FSA                   4.10    7/15/07        100,288
   265,000   LA Porte Indiana Multi School
                Building Corp., Insured by:
                FSA                               4.00    1/15/10        265,517
   305,000   Lafayette Indiana
                Redevelopment Authority,
                Callable 2/1/13 @ 100             3.75     8/1/13        295,020
    75,000   Marion County Indiana
                Convention and Recreational
                Facilities Authority,
                Series A, Callable 6/1/08
                @ 101                             5.00     6/1/12         77,123
   150,000   Middlebury Indiana Schools
                Building Corp., Callable
                7/1/06 @100                       4.00   12/15/06        149,924
   275,000   Mitchell Indiana Multi-School
                Building  Corp.                   4.65     7/5/13        283,613
   200,000   Monroe County Indiana
                Community School Corp.,
                Callable 1/1/07 @ 102,
                Insured by: MBIA                  5.25     7/1/12        205,398
   300,000   Montgomery County Indiana Jail
                Facility Building Corp.,
                Callable 1/15/15 @ 100,
                Insured by: FSA                   4.00    7/15/16        287,961
   150,000   Mt. Vernon of Hancock County
                Indiana Multi-School
                Building Corp., Series B,
                Callable 7/15/11 @ 100,
                Insured by: AMBAC                 4.70    1/15/12        154,529
   200,000   Munster Indiana School
                Building Corp., Callable
                7/5/08 @ 101, Insured by:
                FSA                               4.60     7/5/10        203,924
   400,000   North Montgomery Indiana High
                School Building Corp.,
                Callable 1/15/11 @ 100,
                Insured by: FGIC                  5.05    7/15/15        413,707
   100,000   Northwest Allen County Indiana
                Middle School Building
                Corp., Callable 1/15/09
                @ 101, Insured by: MBIA           4.75    1/15/12        102,956

   200,000   Northwest Allen County Indiana
                Middle School Building
                Corp., Callable 1/15/09 @
                101, Insured by: MBIA             4.90    1/15/14        206,626
   400,000   Perry Township Indiana
                Multi-School Building
                Corp., Callable 7/15/06 @
                101, Insured by: AMBAC            5.00    7/15/13        404,123
   240,000   Perry Township Indiana
                Multi-School Building
                Corp., Callable 7/15/10
                @101, Insured by: FGIC            4.63    1/15/15        245,506
   300,000   Porter County Indiana Jail
                Building Corp., Callable
                7/10/11 @ 100, Insured
                by: FSA                           5.00    7/10/16        309,375
   275,000   Princeton Indiana Sewer Works
                Revenue, Callable 5/1/09
                @ 101                             4.50     5/1/13        268,045
    50,000   Purdue University Indiana
                Certificates Participation,
                Callable 7/1/08 @ 100             4.50     7/1/09         50,501
   200,000   Purdue University Indiana,
                University Revenue                4.00     7/1/12        198,842
   250,000   Rochester Indiana Community
                School Building Corp.,
                Callable 7/15/08 @ 102,
                Insured by: AMBAC                 5.00    7/15/13        259,778
   200,000   South Bend Indiana Community
                School Building Corp.,
                Callable 1/1/10 @ 101,
                Insured by: FSA                   4.60     7/1/13        203,648
   225,000   South Bend Indiana Community
                School Building Corp.,
                Callable 1/1/10 @ 101,
                Insured by: FSA                   5.10     7/1/17        233,573
   400,000   Sunman-Dearbon Indiana High
                School Building Corp.,
                Insured by: MBIA                  4.00    7/15/12        399,359
   125,000   Terre Haute Indiana San ,
                District, GO Callable
                1/1/07 @ 102, Insured by:
                AMBAC                             4.60     7/1/10        127,201
   300,000   Terre Haute Indiana San
                District, Callable 1/1/15
                @ 100, Insured by: AMBAC          4.00     7/1/17        287,124
   200,000   Vinton-Tecumseh Indiana School
                Building Corp., Callable
                1/5/08 @ 101, Insured by:
                SAW                               5.00     7/5/13        204,804
   300,000   Warren Township Indiana School
                Building Corp., Callable
                7/5/08 @ 101, Insured by:
                FSA                               5.00     7/5/14        308,766
   275,000   Whitley County Indiana Middle
                School Building Corp.,
                Callable 7/10/08 @ 101,
                Insured by: FSA                   4.80    1/10/11        282,395
                                                                    ------------
                                                                      11,343,948
                                                                    ------------
             KANSAS -- 1.3%
   250,000   Kansas State Development
                Finance Authority Revenue         3.25    11/1/09        243,405
                                                                    ------------
             KENTUCKY -- 2.2%
   250,000   Jessamine County Kentucky
                School District, Insured by:
                AMBAC                             4.00     1/1/14        248,243
   185,000   Kentucky Rural Water Financial
                Corp., Series C, Callable
                2/01/12 @ 101, Insured by:
                MBIA                              3.88     2/1/14        182,192
                                                                    ------------
                                                                         430,435
                                                                    ------------
             MICHIGAN -- 5.1%

   250,000   Green Oak Township Michigan -
                Sewer, GO, Callable 5/1/12
                @ 100, Insured by: MBIA           4.00     5/1/17        240,448
   300,000   Macomb Township Michigan
                Building Authority, GO,
                Callable 4/1/11 @ 100,
                Insured by: AMBAC                 4.75     4/1/16        310,257
   150,000   Michigan Higher Education
                Facilities Authority
                Revenue, Callable 12/1/12 @
                100                               5.00    12/1/20        152,208
   320,000   Warren Michigan Downtown
                Development, GO, Insured
                by: MBIA                          4.00    10/1/14        315,565
                                                                    ------------
                                                                       1,018,478
                                                                    ------------
             MISSOURI -- 2.5%
   200,000   Creve Coeur Missouri, SO             3.50     1/1/13        190,884
   300,000   Jefferson County Missouri
                School District, GO,
                Callable 3/1/14 @ 100,
                Insured by: MBIA                  4.35     3/1/16        301,734
                                                                    ------------
                                                                         492,618
                                                                    ------------
             NEVADA -- 1.3%
   250,000   University of Nevada Community
                College, Series A, Callable
                7/1/11 @ 100,
                Insured by: FGIC                  4.45     7/1/12        253,683
                                                                    ------------
             NORTH CAROLINA -- 1.5%
   300,000   Davie County North Carolina          3.75     6/1/11       295,158
                                                                    ------------
             NORTH DAKOTA -- 1.5%
   300,000   North Dakota State Building
                Authority Lease Revenue,
                Callable 12/1/13 @ 100            3.70    12/1/15        282,387
                                                                    ------------
             OHIO -- 1.3%
   250,000   Akron Ohio Package Facility
                Project, Series A,
                Insured by: AMBAC                 3.50    12/1/10        244,025
                                                                    ------------
             PENNSYLVANIA -- 0.8%
   150,000   Pennsylvania State Higher
                Educational Facilities
                Authority College &
                University Revenue,
                Callable 7/1/11 @ 100,
                Insured by: ASST GTY              5.38     7/1/23        155,058
                                                                    ------------


             TEXAS -- 4.4%
   350,000   Brownsville Texas, GO,
                Callable 2/15/14 @ 100,
                Insured by: AMBAC                 4.00    2/15/17        334,352
   225,000   Keller Texas, Insured by: MBIA       3.75    2/15/11        222,368
   300,000   Travis County Texas, Series A,
                GO, Callable 3/1/08 @ 100         4.75     3/1/15        304,605
                                                                    ------------
                                                                         861,325
                                                                    ------------
             UTAH -- 2.5%
   200,000   South Davis Recreation
                District Utah, Callable
                1/1/15 @ 100,
                Insured by: XLCA                  4.38     1/1/20        195,122

   300,000   Utah State Building Ownership
                Authority Lease Revenue           3.25    5/15/09        292,038
                                                                    ------------
                                                                         487,160
                                                                    ------------
             VIRGINIA -- 1.5%
   285,000   Chesterfield County VA
                Certificates of
                Participation                     4.25    11/1/06        285,479
                                                                    ------------
             WASHINGTON -- 4.6%
   300,000   Seattle Washington Municipal
                Light and Power Revenue,
                Insured by: FSA                   3.25     8/1/11        285,477
   300,000   Washington State, Series
                2003A, GO, Callable
                7/1/12 @ 100                      5.00     7/1/14        313,068
   300,000   Washington State, Callable
                4/1/14 @ 100,
                Insured by: MBIA                  4.25    10/1/15        299,076
                                                                    ------------
                                                                         897,621
                                                                    ------------
             WISCONSIN -- 3.8%
   400,000   Chilton Wisconsin School
                District, Callable 4/1/12,
                Insured by: FGIC                  4.00     4/1/13        396,019
    50,000   Elmbrook Wisconsin School
                District, GO, Callable
                4/1/12 @ 100                      4.13     4/1/15         49,045
   295,000   Green Bay Wisconsin Area
                Public School District,
                Insured by: FGIC, Series B        3.38     4/1/10        286,477
                                                                    ------------
                                                                         731,541
                                                                    ------------
             TOTAL MUNICIPAL BONDS
                (cost - $19,235,109)                                  19,187,938

             INVESTMENT COMPANIES -- 1.2%
   229,571   Huntington Money Market Fund -
                Trust Class                                              229,571
                                                                    ------------
             TOTAL INVESTMENT COMPANIES
                (cost - $229,571)                                        229,571
                                                                    ------------
             TOTAL INVESTMENTS - 99.8%
                (cost - $19,464,680)*                               $ 19,417,509
                                                                    ============

----------
Percentages indicated are based on net assets.

* Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from market value by unrealized depreciation of securities as follows:

Unrealized appreciation       $ 223,601
Unrealized depreciation       $(270,772)
                              ---------
Net unrealized depreciation   $ (47,171)
                              =========

AMBAC - AMBAC Indemnity Corp.
ASST GTY - Asset Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GO - General Obligation

MBIA - Municipal Bond Insurance Assoc.
RADIAN - RADIAN Guaranty, Inc.
SAW - State Aid Withholding
SO - Special Obligation
XLCA - XL Capital Assurance, Inc.

See Notes to Schedule of Portfolio Investments.

                            SIGNAL MONEY MARKET FUND
                        Schedule of Portfolio Investments

                                  JUNE 30, 2006

                                   (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
 SHARES OR
 PRINCIPAL                                                                 INTEREST         MATURITY
   AMOUNT                                                                    RATE             DATE                      VALUE ($)
------------------------------------------------------------------------------------------------------------------------------------
               ASSET BACKED SECURITIES -- 20.6%

               FINANCE SERVICES -- 20.6%
$ 2,000,000    Amsterdam Funding* (b)                                       5.09%             7/12/06                      1,996,889
  2,250,000    Barton Capital* (a)                                          5.00               7/6/06                      2,248,438
  1,000,000    Fairway Finance* (a)                                         5.28              7/26/06                        996,333
  2,000,000    Fountain Square* (a)                                         5.07              7/19/06                      1,994,930
  1,000,000    Grampian Funding* (b)                                        4.89               7/5/06                        999,457
    500,000    Grampian Funding* (a)                                        5.09             10/16/06                        492,436
  2,000,000    Kitty Hawk Funding* (a)                                      5.18              7/17/06                      1,995,396
  2,250,000    Old Line Funding* (b)                                        5.15              7/17/06                      2,244,850
  2,000,000    Sheffield Receivables* (a)                                   5.21              7/20/06                      1,994,501
    500,000    Stratford Receivable* (b)                                    5.06              7/17/06                        498,877
  2,000,000    Thames Asset Global* (a) (b)                                 5.07              8/14/06                      1,987,561
    800,000    Three Pillars Funding* (a)                                   5.24              7/19/06                        797,904
  2,500,000    Windmill Funding* (a)                                        5.11              7/18/06                      2,493,966
                                                                                                                       -------------
               TOTAL ASSET BACKED SECURITIES
                 (cost - $20,741,538)                                                                                     20,741,538
                                                                                                                       -------------

               CERTIFICATES OF DEPOSIT -- 14.1%
               FOREIGN BANK & BRANCHES & AGENCIES -- 10.6%
  2,000,000    BNP Paribas                                                  4.91              8/28/06                      1,998,221
  2,000,000    CIBC                                                         5.28              9/14/06                      2,000,000
  1,250,000    Deutsche Bank                                                5.50               7/9/07                      1,250,000
  1,500,000    Societe Generale                                             5.04              7/27/06                      1,500,000
  2,000,000    Societe Generale                                             5.15              9/14/06                      2,000,000
  2,000,000    Toronto Dominion                                             5.11               8/9/06                      2,000,000
                                                                                                                       -------------
                                                                                                                          10,748,221
                                                                                                                       -------------
               NATIONAL BANKS, COMMERCIAL -- 3.5%
  3,500,000    Wells Fargo Bank                                             5.22               7/7/06                      3,500,000
                                                                                                                       -------------
               TOTAL CERTIFICATES OF DEPOSIT
                 (cost - $14,248,221)                                                                                     14,248,221
                                                                                                                       -------------
               COMMERCIAL PAPER -- 31.8%
               BANK HOLDINGS COMPANIES -- 8.5%
  2,000,000    Bank of America Corp.*                                       5.16               8/8/06                      1,989,107
  3,500,000    Citigroup Funding*                                           5.04               7/5/06                      3,498,040
  2,000,000    Greenwich Capital*                                           5.10               8/7/06                      2,000,000
  1,000,000    Greenwich Capital*                                           5.15             10/23/06                        983,692


                                                                                                                       -------------
                                                                                                                           8,470,839
                                                                                                                       -------------
               FINANCE SERVICES -- 2.0%
  2,000,000    Park Avenue* (a)                                             5.28              7/28/06                      1,992,080
                                                                                                                       -------------

               FOREIGN BANK & BRANCHES & AGENCIES -- 7.9%
  2,500,000    Barclay U.S. Funding Corp.*                                  5.15               8/7/06                      2,486,832
  1,000,000    Dexia Del LLC*                                               5.23              7/25/06                        996,513
  1,000,000    Dexia Del*                                                   5.03              7/13/06                        998,323
  2,000,000    HBOS Treasury Services*                                      4.91              7/10/06                      1,997,545
  1,500,000    HBOS Treasury Services*                                      5.04               8/7/06                      1,492,238
                                                                                                                       -------------
                                                                                                                           7,971,451
                                                                                                                       -------------
               PERSONAL CREDIT INSTITUTIONS -- 5.4%
  3,500,000    General Electric*                                            4.92              7/10/06                      3,495,695
  2,000,000    Toyota Motor Credit*                                         5.25               8/7/06                      1,989,208
                                                                                                                       -------------
                                                                                                                           5,484,903
                                                                                                                       -------------

               SECURITY BROKERS & DEALERS -- 8.0%
  2,000,000    Merrill Lynch*                                               5.25              7/19/06                      1,994,750
  2,000,000    Morgan Stanley*                                              5.27               7/7/06                      1,998,243
  4,000,000    UBS Finance Delaware LLC*                                    5.25               7/3/06                      3,998,829
                                                                                                                       -------------
                                                                                                                           7,991,822
                                                                                                                       -------------
               TOTAL COMMERCIAL PAPER
                 (cost - $31,911,095)                                                                                     31,911,095
                                                                                                                       -------------
               CORPORATE BONDS -- 1.2%
               BANK HOLDINGS COMPANIES -- 1.2%
  1,250,000    US Bank NA*                                                  5.47              9/29/06                      1,250,057
                                                                                                                       -------------
               TOTAL CORPORATE BONDS
                 (cost - $1,250,057)                                                                                       1,250,057
                                                                                                                       -------------
               U.S. GOVERNMENT AGENCIES -- 12.4%
  2,000,000    Federal Farm Credit Bank**                                   5.19              1/22/07                      2,000,877
  1,500,000    Federal Home Loan Bank                                       5.00              9/29/06                      1,500,000
  1,000,000    Federal Home Loan Bank                                       4.38             10/26/06                      1,000,000
  1,250,000    Federal Home Loan Bank**                                     4.65              2/22/07                      1,250,000
  1,250,000    Federal Home Loan Bank**                                     4.73               3/2/07                      1,250,000
  1,500,000    Federal Home Loan Bank**                                     4.78               5/4/07                      1,497,248
  1,000,000    Federal Home Loan Bank**                                     5.19              5/15/07                        999,973
  1,100,000    Federal Home Loan Mortgage Corp.                             4.75              1/22/07                      1,100,000
    900,000    Federal Home Loan Mortgage Corp.                             4.80              2/20/07                        900,000
  1,000,000    Federal National Mortgage                                    5.23             12/22/06                        999,985
               Association**
                                                                                                                       -------------
               TOTAL U.S. GOVERNMENT AGENCIES
                 (cost - $12,498,083)                                                                                     12,498,083
                                                                                                                       -------------
               INVESTMENT COMPANIES -- 9.2%
  4,110,121    BlackRock Provident Institutional Temp                                                                      4,110,121



               Fund
    966,156    Goldman Sachs Financial Square                                                                                966,156
               Prime Obligations Fund
        376    Merrill Lynch Premiere Institutional                                                                              376
               Fund
  4,258,897    Morgan Stanley Liquidity Prime Fund                                                                         4,258,897
                                                                                                                       -------------

               TOTAL    INVESTMENT COMPANIES
                 (cost - $9,335,550)                                                                                       9,335,550
                                                                                                                       -------------
               REPURCHASE AGREEMENTS -- 10.9%
               SECURITY BROKERS & DEALERS -- 10.9%
  3,000,000    Merrill Lynch (Dated 6/30/06, due 7/3/06, proceeds at maturity $3,001,112.50, fully collateralized
               by U.S. Treasury Note, 4.00%, 2/15/14)                           4.45              7/3/06                   3,000,000
  4,000,000    Morgan Stanley (Dated 6/30/06, due 7/3/06, proceeds at maturity $4,001,500, fully collateralized
               by U.S. Treasury Note, 13.25%, 5/15/14)                          4.50              7/3/06                   4,000,000
  4,000,000    Wachovia (Dated 6/30/06, due 7/3/06, proceeds at maturity $4,001,533.33, fully collateralized
               by U.S. Treasury Note 6.875%, 8/15/25)                           4.60              7/3/06                   4,000,000
                                                                                                                       -------------
               TOTAL REPURCHASE AGREEMENTS
                 (cost - $11,000,000)                                                                                     11,000,000
                                                                                                                       -------------


               Total Investments - 100%
                 (cost - $100,984,544)***                                                                                100,984,544
                                                                                                                    ================

------------

Percentages indicated are based on net assets.
* Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate.
** Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 2006.
*** Cost for federal income tax purposes is the same.
(a) 4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.
(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.


See Notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS(UNAUDITED)             JUNE 30, 2006

     ORGANIZATION:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following Signal Funds (individually a "Fund," collectively the "Funds"):

FUND LEGAL NAME                       SHORT NAME
---------------                       ----------
Signal Large Cap Growth Fund          Large Cap Growth Fund
Signal Income Fund                    Income Fund
Signal Tax-Exempt Income Fund         Tax-Exempt Income Fund
Signal Money Market Fund              Money Market Fund
Signal Tax-Exempt Money Market Fund   Tax-Exempt Money Market Fund


     Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group enters into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

     SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All short-term debt portfolio securities with a remaining maturity of 60 days or less and securities held in the Money Market Fund are valued at amortized cost method, which approximates market value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to maturity of the security.

     Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

     REPURCHASE AGREEMENTS:

     The Funds may enter into repurchase agreements with a bank or broker-dealers that Signal Capital Management, Inc., (the "Advisor"), a wholly owned subsidiary of Old National Trust Company, deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JUNE 30, 2006

     lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

BOSTON TRUST BALANCED FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (71.7%)
BASIC MATERIALS (5.4%)
Air Products & Chemical, Inc.                              15,000   $    958,800
Donaldson Co., Inc.                                        75,000      2,540,250
Ecolab, Inc.                                               75,000      3,043,500
Sigma-Aldrich                                              30,000      2,179,200
                                                                    ------------
                                                                       8,721,750
                                                                    ------------
CAPITAL GOODS (3.9%)
Illinois Tool Works                                        70,000      3,325,000
Precision Castparts Corp.                                  50,000      2,988,000
                                                                    ------------
                                                                       6,313,000
                                                                    ------------
CONSUMER CYCLICALS (3.2%)
Johnson Controls, Inc.                                     40,000      3,288,800
Staples, Inc.                                              40,000        972,800
The Home Depot, Inc.                                       25,000        894,750
                                                                    ------------
                                                                       5,156,350
                                                                    ------------
CONSUMER PRODUCTS (2.0%)
Aptargroup, Inc.                                           35,000      1,736,350
The McGraw-Hill Cos., Inc.                                 30,000      1,506,900
                                                                    ------------
                                                                       3,243,250
                                                                    ------------
CONSUMER STAPLES (9.2%)
Clorox Co.                                                 20,000      1,219,400
Costco Wholesale Corp.                                     60,000      3,427,800
Procter & Gamble Co.                                       60,000      3,336,000
Sysco Corp.                                                50,000      1,528,000
The Hershey Co.                                            15,000        826,050
W.W. Grainger, Inc.                                        25,000      1,880,750
Walgreen Co.                                               25,000      1,121,000
Wm. Wrigley Jr. Co.                                        25,000      1,134,000
Wm. Wrigley Jr. Co., Class B                                6,250        283,125
                                                                    ------------
                                                                      14,756,125
                                                                    ------------
ENERGY (8.2%)
Apache Corp.                                               12,500        853,125
BP PLC, ADR                                                70,000      4,872,700
Emerson Electric Co.                                       15,000      1,257,150
Exxon Mobil Corp.                                         100,000      6,135,000
                                                                    ------------
                                                                      13,117,975
                                                                    ------------
FINANCIAL SERVICES (15.4%)
American Express Co.                                       25,000      1,330,500
Bank of America Corp.                                      55,000      2,645,500
Cincinnati Financial Corp.                                 50,000      2,350,500
Comerica, Inc.                                             10,000        519,900
Commerce Bancshares, Inc.                                  25,000      1,251,250
First Midwest Bancgroup, Inc.                              25,000        927,000
Morgan Stanley                                             20,000      1,264,200
Northern Trust Corp.                                       20,000      1,106,000

State Street Corp.                                         25,000      1,452,250
Suntrust Banks, Inc.                                       10,000        762,600
T. Rowe Price Group, Inc.                                  80,000      3,024,800
The Goldman Sachs Group, Inc.                              15,000      2,256,450
Wachovia Corp.                                             25,000      1,352,000
Wells Fargo & Co.                                          20,000      1,341,600
Wilmington Trust Corp.                                     75,000      3,163,500
                                                                    ------------
                                                                      24,748,050
                                                                    ------------
HEALTH CARE (11.9%)
Amgen, Inc. (b)                                            15,000        978,450
Becton, Dickinson & Co.                                    40,000      2,445,200
Biomet, Inc.                                               50,000      1,564,500
C.R. Bard, Inc.                                            40,000      2,930,400
Caremark Rx, Inc.                                          20,000        997,400
Dentsply International, Inc.                               35,000      2,121,000
Henry Schein, Inc. (b)                                     25,000      1,168,250
Johnson & Johnson, Inc.                                    40,000      2,396,800
Medtronic, Inc.                                            40,000      1,876,800
Saint Jude Medical, Inc. (b)                               40,000      1,296,800
Stryker Corp.                                              30,000      1,263,300
                                                                    ------------
                                                                      19,038,900
                                                                    ------------
PRODUCER PRODUCTS (1.8%)
Carlisle Cos., Inc.                                        15,000      1,189,500
General Electric Co.                                       50,000      1,648,000
                                                                    ------------
                                                                       2,837,500
                                                                    ------------
TECHNOLOGY (7.8%)
3M Co.                                                     15,000      1,211,550
Applied Materials, Inc.                                    75,000      1,221,000
Automatic Data Processing, Inc.                            25,000      1,133,750
Cisco Systems, Inc. (b)                                    58,600      1,144,458
Dell, Inc. (b)                                             25,000        610,250
EMC Corp. (b)                                              40,000        438,800
Intel Corp.                                                20,000        379,000
International Business Machines Corp.                      10,000        768,200
Microsoft Corp.                                           125,000      2,912,500
Oracle Corp. (b)                                          125,000      1,811,250
Texas Instruments, Inc.                                    15,000        454,350
Waters Corp. (b)                                           10,000        444,000
                                                                    ------------
                                                                      12,529,108
                                                                    ------------
TRANSPORTATION (2.9%)
C.H. Robinson Worldwide, Inc.                              40,000      2,132,000
United Parcel Service, Inc., Class B                       30,000      2,469,900
                                                                    ------------
                                                                       4,601,900
                                                                    ------------
TOTAL COMMON STOCKS (COST $78,325,028)                               115,063,908
                                                                    ------------
CORPORATE OBLIGATIONS (1.6%)
BASIC MATERIALS (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13                           300,000        312,007
                                                                    ------------
CONSUMER CYCLICALS (0.7%)
Eaton Corp., 8.90%, 8/15/06                               600,000        601,955
Leggett & Platt, Inc., 6.25%, 9/9/08 (c)                  500,000        504,967
                                                                    ------------
                                                                       1,106,922
                                                                    ------------
FINANCIAL SERVICES (0.7%)
General Electric Capital Corp., 8.30%, 9/20/09          1,000,000      1,076,393
                                                                    ------------

TOTAL CORPORATE OBLIGATIONS (COST $2,455,831)                         2,495,322
                                                                    ------------
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS
   (20.6%)
FEDERAL FARM CREDIT BANK (2.6%)
6.80%, 10/12/07                                         2,500,000      2,540,812
6.30%, 12/20/10                                         1,500,000      1,552,010
                                                                    ------------
                                                                       4,092,822
                                                                    ------------
FEDERAL HOME LOAN BANK (9.2%)
3.75%, 9/28/06                                          5,000,000      4,980,085
3.88%, 12/20/06                                        10,000,000      9,926,110
                                                                    ------------
                                                                      14,906,195
                                                                    ------------
U.S. TREASURY INFLATION PROTECTED BONDS (5.7%)
3.50%, 1/15/11                                          7,500,000      9,085,067
                                                                    ------------
U.S. TREASURY NOTES (3.1%)
3.00%, 12/31/06                                         2,000,000      1,978,204
4.75%, 5/15/14                                          3,000,000      2,927,463
                                                                    ------------
                                                                       4,905,667
                                                                    ------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY
   OBLIGATIONS (COST $32,817,875)                                     32,989,751
                                                                    ------------
INVESTMENT COMPANIES (6.0%)
Fifth Third Institutional Government
   Money Market Fund, Institutional Class               8,051,183      8,051,183
Fifth Third Prime Money Market Fund,
   Institutional Class                                  1,590,119      1,590,119
                                                                    ------------

TOTAL INVESTMENT COMPANIES (COST $9,641,302)                           9,641,302
                                                                    ------------
TOTAL INVESTMENTS (COST $123,240,036) (a) - 99.9%                   $160,190,283
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $40,217,627
Unrealized depreciation        (3,267,380)
                              -----------
Net unrealized appreciation   $36,950,247
                              ===========

(b)  Represents non-income producing security.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been deemed liquid by the Investment Advisor based on procedures approved by the Board of Trustees.

ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

BOSTON TRUST EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (96.8%)
BASIC MATERIALS (7.1%)
Air Products & Chemical, Inc.                               7,500   $    479,400
Donaldson Co., Inc.                                        30,000      1,016,100
Ecolab, Inc.                                               22,000        892,760
Sigma-Aldrich                                              15,000      1,089,600
                                                                    ------------
                                                                       3,477,860
                                                                    ------------
CAPITAL GOODS (4.9%)
Illinois Tool Works                                        28,000      1,330,000
Precision Castparts Corp.                                  18,000      1,075,680
                                                                    ------------
                                                                       2,405,680
                                                                    ------------
COMMUNICATION SERVICES (0.4%)
Nokia Corp., ADR                                           10,000        202,600
                                                                    ------------
CONSUMER CYCLICALS (6.1%)
Johnson Controls, Inc.                                     12,000        986,640
Leggett & Platt, Inc.                                       7,500        187,350
NIKE, Inc., Class B                                        10,000        810,000
Staples, Inc.                                              25,000        608,000
The Home Depot, Inc.                                       10,000        357,900
                                                                    ------------
                                                                       2,949,890
                                                                    ------------
CONSUMER PRODUCTS (3.5%)
Anheuser-Busch Cos., Inc.                                   7,500        341,925
Aptargroup, Inc.                                           12,500        620,125
The McGraw-Hill Cos., Inc.                                 15,000        753,450
                                                                    ------------
                                                                       1,715,500
                                                                    ------------
CONSUMER STAPLES (13.6%)
Clorox Co.                                                 10,000        609,700
Costco Wholesale Corp.                                     15,000        856,950
PepsiCo, Inc.                                              10,000        600,400
Procter & Gamble Co.                                       20,000      1,112,000
Sysco Corp.                                                30,000        916,800
The Hershey Co.                                            10,000        550,700
W.W. Grainger, Inc.                                        10,000        752,300
Walgreen Co.                                               17,500        784,700
Wm. Wrigley Jr. Co.                                         7,500        340,200
Wm. Wrigley Jr. Co., Class B                                1,875         84,938
                                                                    ------------
                                                                       6,608,688
                                                                    ------------
ENERGY (9.3%)
Apache Corp.                                                7,000        477,750
BP PLC, ADR                                                27,500      1,914,275
Exxon Mobil Corp.                                          35,000      2,147,250
                                                                    ------------
                                                                       4,539,275
                                                                    ------------
FINANCIAL SERVICES (19.1%)
Bank of America Corp.                                      20,009        962,433
Cincinnati Financial Corp.                                 20,000        940,200
Comerica, Inc.                                              7,500        389,925
Commerce Bancshares, Inc.                                  12,000        600,600
First Midwest Bancgroup, Inc.                              15,000        556,200

Morgan Stanley                                              5,000        316,050
Northern Trust Corp.                                        4,000        221,200
State Street Corp.                                         12,000        697,080
Suntrust Banks, Inc.                                        5,000        381,300
T. Rowe Price Group, Inc.                                  30,000      1,134,299
The Goldman Sachs Group, Inc.                               7,500      1,128,225
Wachovia Corp.                                             10,000        540,800
Wells Fargo & Co.                                           5,000        335,400
Wilmington Trust Corp.                                     25,000      1,054,500
                                                                    ------------
                                                                       9,258,212
                                                                    ------------
HEALTH CARE (15.2%)
Amgen, Inc. (b)                                             5,000        326,150
Becton, Dickinson & Co.                                    15,000        916,950
Biomet, Inc.                                               15,000        469,350
C.R. Bard, Inc.                                            15,000      1,098,900
Caremark Rx, Inc.                                          12,500        623,375
Dentsply International, Inc.                               15,000        909,000
Henry Schein, Inc. (b)                                     15,000        700,950
Johnson & Johnson, Inc.                                    12,000        719,040
Medtronic, Inc.                                            15,000        703,800
Patterson Cos., Inc. (b)                                    5,000        174,650
Saint Jude Medical, Inc. (b)                               10,000        324,200
Stryker Corp.                                              10,000        421,100
                                                                    ------------
                                                                       7,387,465
                                                                    ------------
PRODUCER PRODUCTS (2.3%)
Carlisle Cos., Inc.                                         4,000        317,200
General Electric Co.                                       25,000        824,000
                                                                    ------------
                                                                       1,141,200
                                                                    ------------
TECHNOLOGY (11.0%)
3M Co.                                                      7,500        605,775
Applied Materials, Inc.                                    25,000        407,000
Automatic Data Processing, Inc.                            10,000        453,500
Cisco Systems, Inc. (b)                                    25,000        488,250
Dell, Inc. (b)                                             10,000        244,100
EMC Corp. (b)                                              40,000        438,800
Intel Corp.                                                15,000        284,250
International Business Machines Corp.                       2,500        192,050
Microsoft Corp.                                            50,000      1,165,000
Oracle Corp. (b)                                           40,000        579,600
Texas Instruments, Inc.                                    10,000        302,900
Waters Corp. (b)                                            5,000        222,000
                                                                    ------------
                                                                       5,383,225
                                                                    ------------
TRANSPORTATION (4.3%)
C.H. Robinson Worldwide, Inc.                              20,000      1,066,000
United Parcel Service, Inc., Class B                       12,500      1,029,125
                                                                    ------------
                                                                       2,095,125
                                                                    ------------
TOTAL COMMON STOCKS (COST $32,083,028)                                47,164,720
                                                                    ------------
INVESTMENT COMPANIES (3.2%)
Fifth Third Institutional Government                    1,566,854      1,566,854
                                                                    ------------
Money Market Fund, Institutional Class
TOTAL INVESTMENT COMPANIES (COST $1,566,854)                           1,566,854
                                                                    ------------

TOTAL INVESTMENTS (COST $33,649,882) (a) - 100.0%                   $ 48,731,574
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $16,002,169
Unrealized depreciation          (928,247)
                              -----------
Net unrealized appreciation   $15,073,922
                              ===========

(b)  Non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

BOSTON TRUST SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES       VALUE($)
                                                       ----------   ------------
COMMON STOCKS (96.9%)
BASIC MATERIALS (5.6%)
Aleris International, Inc. (b)                              4,148   $    190,186
Apogee Enterprises, Inc.                                   10,300        151,410
John Wiley & Sons, Inc., Class A                            4,200        139,440
Minerals Technologies, Inc.                                 3,700        192,400
Rock-Tenn Co.                                               4,700         74,965
Trex Company, Inc. (b)                                      2,975         77,023
                                                                    ------------
                                                                         825,424
                                                                    ------------
CAPITAL GOODS (11.0%)
Bandag, Inc.                                                5,800        212,222
CLARCOR, Inc.                                               9,100        271,089
Commercial Metals Co.                                      12,600        323,820
Educational Development Corp.                               2,600         18,738
Kadant, Inc. (b)                                            4,615        106,145
Lindsay Manufacturing Co.                                   6,400        173,568
Myers Industries, Inc.                                     11,385        195,708
Simpson Manufacturing Co., Inc.                             8,600        310,030
                                                                    ------------
                                                                       1,611,320
                                                                    ------------
CONSUMER CYCLICALS (1.1%)
Herman Miller, Inc.                                         1,500         38,655
Interface, Inc., Class A (b)                                2,250         25,763
Journal Communications, Inc., Class A                       5,500         61,820
Nautilus, Inc.                                              1,800         28,278
Spanish Broadcasting System, Inc., Class A (b)              2,600         13,286
                                                                    ------------
                                                                         167,802
                                                                    ------------
CONSUMER PRODUCTS (11.7%)
Acxiom Corp.                                                4,625        115,625
Arbitron, Inc.                                              3,700        141,821
Bright Horizons Family Solutions, Inc. (b)                  6,000        226,140
Corinthian Colleges, Inc. (b)                              10,000        143,600
Gaiam, Inc., Class A (b)                                    1,900         26,638
Green Mountain Coffee Roasters, Inc. (b)                    1,700         68,289
Hain Celestial Group, Inc. (b)                              4,000        103,040
Laureate Education, Inc. (b)                                1,500         63,945
Scholastic Corp. (b)                                        2,500         64,925
Strayer Education, Inc.                                     2,300        223,376
SunOpta, Inc. (b)                                          10,000         92,800
Timberland Co., Class A (b)                                10,000        261,000
United Natural Foods, Inc. (b)                              5,400        178,308
                                                                    ------------
                                                                       1,709,507
                                                                    ------------
CONSUMER STAPLES (0.8%)
J.M. Smucker Co.                                            1,695         75,767
Wild Oats Markets, Inc. (b)                                 2,200         43,120
                                                                    ------------
                                                                         118,887
                                                                    ------------
ENERGY (6.7%)
Ballard Power Systems, Inc. (b)                             2,350         13,748

Cabot Oil & Gas Corp.                                       5,925        290,325
CARBO Ceramics, Inc.                                        5,462        268,348
Encore Acquisition Co. (b)                                  4,312        115,691
Grey Wolf, Inc. (b)                                        35,200        271,040
Hydrogenics Corp. (b)                                       8,000         19,600
                                                                    ------------
                                                                         978,752
                                                                    ------------
FINANCIAL SERVICES  (14.0%)
Abigail Adams National Bancorp, Inc.                        1,945         27,522
American Capital Strategies Ltd.                            1,325         44,361
Carver Bancorp, Inc.                                        1,775         30,708
Chittenden Corp.                                           10,593        273,829
Dime Community Bancshares                                  17,493        237,380
Federal Agricultural Mortgage Corp., Class C                5,400        149,580
Hanmi Financial Corp.                                      14,900        289,656
Parkway Properties, Inc.                                    7,000        318,499
PennFed Financial Services, Inc.                            7,700        143,605
Republic Bancorp, Inc.                                     12,901        159,843
Siebert Financial Corp. (b)                                   900          2,178
UCBH Holdings, Inc.                                        16,100        266,294
Wainwright Bank & Trust Co.                                10,004        109,046
                                                                    ------------
                                                                       2,052,501
                                                                    ------------
HEALTH CARE  (13.3%)
Biosite, Inc. (b)                                           6,500        296,790
Cerner Corp. (b)                                            2,100         77,931
Cholestech Corp. (b)                                        5,100         64,770
Cytyc Corp. (b)                                             2,850         72,276
Dionex Corp. (b)                                            5,400        295,164
IDEXX Laboratories, Inc. (b)                                3,100        232,903
Invacare Corp.                                              3,700         92,056
Millipore Corp. (b)                                         2,150        135,429
Orthofix International N.V. (b)                             5,500        209,715
Respironics, Inc. (b)                                       8,300        284,026
West Pharmaceutical Services, Inc.                          5,200        188,656
                                                                    ------------
                                                                       1,949,716
                                                                    ------------
PRODUCER PRODUCTS  (2.9%)
Baldor Electric Co.                                        10,000        312,900
Church & Dwight Co., Inc.                                   3,000        109,260
                                                                    ------------
                                                                         422,160
                                                                    ------------
RETAIL STORES  (1.4%)
Charming Shoppes, Inc. (b)                                 18,700        210,188
                                                                    ------------
TECHNOLOGY  (20.4%)
Coherent, Inc. (b)                                          5,400        182,142
ESCO Technologies, Inc. (b)                                 2,500        133,625
Gentex Corp.                                               19,800        277,200
Insituform Technologies, Inc., Class A (b)                  2,950         67,526
Itron, Inc. (b)                                             5,100        302,225
Landauer, Inc.                                              6,300        301,769
National Instruments Corp.                                  2,550         69,870
Plantronics, Inc.                                          12,000        266,520
Polycom, Inc. (b)                                          12,900        282,768
Power Integrations, Inc. (b)                               16,000        279,680
Presstek, Inc. (b)                                         14,000        130,340
Renaissance Learning, Inc.                                 20,000        271,000
Tektronix, Inc.                                             2,275         66,931

Wabtec Corp.                                                7,500        280,500
Watts Water Technologies, Inc., Class A                     2,275         76,326
                                                                    ------------
                                                                       2,988,422
                                                                    ------------
TRANSPORTATION  (2.4%)
Genesee & Wyoming, Inc., Class A (b)                        9,787        347,145
                                                                    ------------
UTILITIES  (5.6%)
American States Water Co.                                   2,500         89,125
Energen Corp.                                               8,300        318,803
New Jersey Resources Corp.                                  2,400        112,272
South Jersey Industries, Inc.                              10,700        293,073
                                                                    ------------
                                                                         813,273
                                                                    ------------
TOTAL COMMON STOCKS (COST $12,333,557)                                14,195,097
                                                                    ------------
INVESTMENT COMPANIES  (3.5%)
Fifth Third Institutional Government                      506,086        506,086
Money Market Fund, Institutional Class
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $506,086)                               506,086
                                                                    ------------
TOTAL INVESTMENTS (COST $12,839,643) (A) - 100.4%                   $ 14,701,183
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $2,554,487
Unrealized depreciation         (692,947)
                              ----------
Net unrealized appreciation   $1,861,540
                              ==========

(b)  Represents non-income producing security.

See Notes to Schedule of Portfolio Investments.

WALDEN SOCIAL BALANCED FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT         VALUE
                                                       ----------   ------------
COMMON STOCKS (70.7%)
BASIC MATERIALS (5.7%)
Donaldson Co., Inc.                                        13,000   $    440,310
Ecolab, Inc.                                               10,000        405,800
Praxair, Inc.                                               8,000        432,000
Sigma-Aldrich                                               5,000        363,200
                                                                    ------------
                                                                       1,641,310
                                                                    ------------
CAPITAL GOODS (2.7%)
Illinois Tool Works                                        16,000        760,000
                                                                    ------------
COMMUNICATION SERVICES (0.8%)
Nokia Corp., ADR                                           11,000        222,860
                                                                    ------------
CONSUMER CYCLICALS (5.9%)
Honda Motor Co. Ltd., ADR                                   8,000        254,560
NIKE, Inc., Class B                                         3,000        243,000
Omnicom Group, Inc.                                         5,700        507,813
Staples, Inc.                                              13,500        328,320
The Home Depot, Inc.                                       10,000        357,900
                                                                    ------------
                                                                       1,691,593
                                                                    ------------
CONSUMER STAPLES (8.6%)
Colgate-Palmolive Co.                                       7,200        431,280
Costco Wholesale Corp.                                      7,500        428,475
Estee Lauder Cos., Inc., Class A                            6,000        232,020
PepsiCo, Inc.                                               7,000        420,280
Procter & Gamble Co.                                        6,500        361,400
The Hershey Co.                                             3,000        165,210
W.W. Grainger, Inc.                                         2,800        210,644
Walgreen Co.                                                4,500        201,780
                                                                    ------------
                                                                       2,451,089
                                                                    ------------
ENERGY (5.6%)
BG Group PLC, ADR                                           3,300        220,704
BP PLC, ADR                                                15,000      1,044,150
Emerson Electric Co.                                        4,000        335,240
                                                                    ------------
                                                                       1,600,094
                                                                    ------------
FINANCIAL SERVICES (13.2%)
American Express Co.                                        3,800        202,236
American International Group, Inc.                          3,000        177,150
Bank of America Corp.                                      10,303        495,575
Chubb Corp.                                                 7,200        359,280
Cincinnati Financial Corp.                                  4,700        220,947
Commerce Bancshares, Inc.                                   5,787        289,639
Northern Trust Corp.                                        7,000        387,100
State Street Corp.                                          7,000        406,630
T. Rowe Price Group, Inc.                                  11,000        415,910
The Goldman Sachs Group, Inc.                               1,500        225,645
Wachovia Corp.                                              4,000        216,320
Wilmington Trust Corp.                                      9,000        379,620
                                                                    ------------

                                                                       3,776,052
                                                                    ------------
HEALTH CARE (14.3%)
Amgen, Inc. (b)                                             4,000        260,920
Becton, Dickinson & Co.                                     3,000        183,390
Biomet, Inc.                                                9,000        281,610
C.R. Bard, Inc.                                             2,500        183,150
Caremark Rx, Inc.                                           4,200        209,454
Dentsply International, Inc.                                6,000        363,600
GlaxoSmithKline PLC, ADR                                    7,000        390,600
Henry Schein, Inc. (b)                                      4,200        196,266
IMS Health, Inc.                                            3,500         93,975
Johnson & Johnson, Inc.                                     7,000        419,440
Medtronic, Inc.                                             8,500        398,820
Mylan Laboratories, Inc.                                   11,000        220,000
Novartis AG, ADR                                            7,800        420,576
Respironics, Inc. (b)                                       4,900        167,678
Teva Pharmaceutical Ltd., ADR                               9,400        296,946
                                                                    ------------
                                                                       4,086,425
                                                                    ------------
TECHNOLOGY (11.2%)
3M Co.                                                      6,100        492,697
Applied Materials, Inc.                                    11,000        179,080
Automatic Data Processing, Inc.                             7,000        317,450
Cisco Systems, Inc. (b)                                    11,000        214,830
Dell, Inc. (b)                                              8,000        195,280
EMC Corp. (b)                                              23,000        252,310
Intel Corp.                                                 9,800        185,710
International Business Machines Corp.                       5,000        384,100
Jabil Circuit, Inc.                                         7,900        202,240
Linear Technology Corp.                                     6,000        200,940
Microsoft Corp.                                            15,000        349,500
Texas Instruments, Inc.                                     7,000        212,030
                                                                    ------------
                                                                       3,186,167
                                                                    ------------
TRANSPORTATION (2.7%)
FedEx Corp.                                                 3,000        350,580
United Parcel Service, Inc., Class B                        5,000        411,650
                                                                    ------------
                                                                         762,230
                                                                    ------------
TOTAL COMMON STOCKS (COST $17,253,977)                                20,177,820
                                                                    ------------
U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS
   (25.6%)
FEDERAL FARM CREDIT BANK (1.8%)
6.00%, 3/7/11                                             500,000        510,996
                                                                    ------------
FEDERAL HOME LOAN BANK (16.0%)
3.75%, 9/28/06                                            500,000        498,009
3.75%, 1/16/07                                            500,000        495,314
4.25%, 4/16/07                                            300,000        297,075
3.50%, 11/15/07                                           500,000        487,095
4.63%, 2/8/08                                             700,000        691,047
3.75%, 8/18/09                                            500,000        477,201
4.38%, 3/17/10                                            700,000        676,001
5.00%, 12/21/15                                         1,000,000        962,426
                                                                    ------------
                                                                       4,584,168
                                                                    ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.4%)
6.50%, 2/15/32                                             19,243         19,506
6.50%, 5/15/32                                            142,027        143,965
6.00%, 7/15/34                                            229,676        227,944
                                                                    ------------

                                                                         391,415
                                                                    ------------
HOUSING AND URBAN DEVELOPMENT (0.7%)
7.50%, 8/1/11                                             200,000        210,962
                                                                    ------------
U.S. TREASURY INFLATION PROTECTED BONDS (5.7%)
3.63%, 1/15/08                                          1,000,000      1,269,078
3.00%, 7/15/12                                            300,000        346,320
                                                                    ------------
                                                                       1,615,398
                                                                    ------------
TOTAL U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY
   OBLIGATIONS (COST $7,409,538)                                       7,312,939
                                                                    ------------
CERTIFICATES OF DEPOSIT (1.1%)
Albina Community BankCorp, 3.59%, 3/15/08                  25,000         25,000
Central Appalachian Peoples Federal
   Credit Union, 4.00%, 3/14/09                            25,000         25,000
Community Capital Bank, 3.80%, 7/20/08                     50,000         50,000
Delta Bank and Trust Co., 2.75%, 10/06/07                  25,000         25,000
Elk Horn Bank, 3.75%, 3/14/08                              25,000         25,000
1st Delta Federal Credit Union, 3.50%, 1/9/09              25,000         25,000
Shorebank Pacific Bank, 3.75%, 2/10/07                     50,000         50,000
Shorebank Pacific Bank, 3.02%, 7/13/07                     50,000         50,000
Vermont Development Credit, 3.75%, 7/13/09                 50,000         50,000
                                                                    ------------
TOTAL CERTIFICATES OF DEPOSIT (COST $325,000)                            325,000
                                                                    ------------
INVESTMENT COMPANIES (1.4%)
Fifth Third Institutional Government                      403,825        403,825
Money Market Fund, Institutional Class                              ------------


TOTAL INVESTMENT COMPANIES (COST $403,825)                               403,825
                                                                    ------------
TOTAL INVESTMENTS (COST $25,392,340) (a) - 98.8%                    $ 28,219,584
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $3,682,698
Unrealized depreciation         (855,454)
                              ----------
Net unrealized appreciation   $2,827,244
                              ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

PLC - Public Liability Co.

See Notes to Schedule of Portfolio Investments.

WALDEN SOCIAL EQUITY FUND
Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                         SHARES         VALUE
                                                       ----------   ------------
COMMON STOCKS (99.7%)
BASIC MATERIALS (5.0%)
Donaldson Co., Inc.                                        20,000   $    677,400
Ecolab, Inc.                                               20,000        811,600
Sigma-Aldrich                                              12,000        871,680
                                                                    ------------
                                                                       2,360,680
                                                                    ------------
CAPITAL GOODS (2.0%)
Illinois Tool Works                                        20,000        950,000
                                                                    ------------
COMMUNICATION SERVICES (3.1%)
Alltel Corp.                                               12,000        765,960
Nokia Corp., ADR                                           35,000        709,100
                                                                    ------------
                                                                       1,475,060
                                                                    ------------
CONSUMER CYCLICALS (9.6%)
Eaton Corp.                                                11,000        829,400
Leggett & Platt, Inc.                                      27,500        686,950
NIKE, Inc., Class B                                        10,000        810,000
Staples, Inc.                                              37,500        912,000
The Home Depot, Inc.                                       23,300        833,907
Washington Post Co.                                           600        468,006
                                                                    ------------
                                                                       4,540,263
                                                                    ------------
CONSUMER PRODUCTS (1.0%)
Aptargroup, Inc.                                           10,000        496,100
                                                                    ------------
CONSUMER STAPLES (15.5%)
Colgate-Palmolive Co.                                      16,000        958,400
Costco Wholesale Corp.                                     20,000      1,142,600
Estee Lauder Cos., Inc., Class A                           15,000        580,050
PepsiCo, Inc.                                              16,000        960,640
Procter & Gamble Co.                                       12,000        667,200
Sysco Corp.                                                25,000        764,000
W.W. Grainger, Inc.                                        12,000        902,760
Walgreen Co.                                               18,000        807,120
Wm. Wrigley Jr. Co.                                        10,000        453,600
Wm. Wrigley Jr. Co., Class B                                2,500        113,250
                                                                    ------------
                                                                       7,349,620
                                                                    ------------
ENERGY (8.6%)
Apache Corp.                                               15,000      1,023,750
BP PLC, ADR                                                32,000      2,227,520
Emerson Electric Co.                                       10,000        838,100
                                                                    ------------
                                                                       4,089,370
                                                                    ------------
FINANCIAL SERVICES (19.5%)
American Express Co.                                       12,000        638,640
American International Group, Inc.                         10,000        590,500
AmSouth Bancorporation                                     25,000        661,250
Bank of America Corp.                                      18,000        865,800
Chubb Corp.                                                10,000        499,000
Cincinnati Financial Corp.                                 19,845        932,913
Commerce Bancshares, Inc.                                  11,537        577,427
Northern Trust Corp.                                       12,000        663,600

State Street Corp.                                         10,000        580,900
Suntrust Banks, Inc.                                        6,400        488,064
T. Rowe Price Group, Inc.                                  24,000        907,440
The Goldman Sachs Group, Inc.                               4,000        601,720
Wachovia Corp.                                             12,000        648,960
Wilmington Trust Corp.                                     15,000        632,700
                                                                    ------------
                                                                       9,288,914
                                                                    ------------
HEALTH CARE (16.9%)
Amgen, Inc. (b)                                            12,000        782,760
Biomet, Inc.                                               12,000        375,480
C.R. Bard, Inc.                                             6,000        439,560
Caremark Rx, Inc.                                          10,000        498,700
Dentsply International, Inc.                               12,000        727,200
GlaxoSmithKline PLC, ADR                                   15,000        837,000
Johnson & Johnson, Inc.                                    17,000      1,018,640
Medtronic, Inc.                                            20,000        938,400
Mylan Laboratories, Inc.                                   25,000        500,000
Novartis AG, ADR                                           15,000        808,800
Pfizer, Inc.                                               20,000        469,400
Teva Pharmaceutical Ltd., ADR                              20,000        631,800
                                                                    ------------
                                                                       8,027,740
                                                                    ------------
TECHNOLOGY (13.9%)
3M Co.                                                     12,000        969,240
Adobe Systems, Inc. (b)                                    10,000        303,600
Automatic Data Processing, Inc.                            15,000        680,250
Dell, Inc. (b)                                             16,500        402,765
EMC Corp. (b)                                              50,000        548,500
Intel Corp.                                                25,000        473,750
International Business Machines Corp.                       6,000        460,920
Jabil Circuit, Inc.                                        11,000        281,600
Linear Technology Corp.                                    12,000        401,880
Microsoft Corp.                                            35,000        815,500
Oracle Corp. (b)                                           50,000        724,500
Texas Instruments, Inc.                                    10,000        302,900
Waters Corp. (b)                                            5,000        222,000
                                                                    ------------
                                                                       6,587,405
                                                                    ------------
TRANSPORTATION (4.6%)
Expeditors International of Washington,
   Inc.                                                    20,000      1,120,200
United Parcel Service, Inc., Class B                       13,000      1,070,290
                                                                    ------------
                                                                       2,190,490
                                                                    ------------
TOTAL COMMON STOCKS (COST $39,505,593)                                47,355,642
                                                                    ------------
INVESTMENT COMPANIES (0.3%)
Fifth Third Institutional Government                      157,725        157,725
                                                                    ------------
Money Market Fund, Institutional Class
TOTAL INVESTMENT COMPANIES (COST $157,725)                               157,725
                                                                    ------------
TOTAL INVESTMENTS (COST $39,663,318) (a) - 100.0%                   $ 47,513,367
                                                                    ============

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 9,449,503
Unrealized depreciation        (1,602,379)
                              -----------
Net unrealized appreciation   $ 7,847,124
                              ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JUNE 30, 2006

     ORGANIZATION:

          The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following Boston Trust Funds and Walden Funds (individually a "Fund," collectively the "Funds"):

FUND                          SHORT NAME
----                          ----------
Boston Trust Balanced Fund    Balanced Fund
Boston Trust Equity Fund      Equity Fund
Boston Trust Small Cap Fund   Small Cap Fund
Walden Social Balanced Fund   Social Balanced Fund
Walden Social Equity Fund     Social Equity Fund


          Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

     SIGNIFICANT ACCOUNTING POLICIES:

          The following is a summary of the significant accounting policies followed by the Funds in preparation of the schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION:

          The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

          Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

     SECURITY TRANSACTIONS AND RELATED INCOME:

          Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of discount or premium. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

PATHMASTER DOMESTIC EQUITY FUND

Schedule of Portfolio Investments
June 30, 2006
(Unaudited)

                                                      SHARES     VALUE ($)
                                                     -------   -----------
EXCHANGE TRADED FUNDS (99.2%)
iShares Russell Midcap Growth Index Fund               7,644       733,213
iShares Russell Midcap Value Index Fund               20,246     2,675,914
iShares Russell 1000 Growth Index Fund                35,987     1,820,222
iShares Russell 1000 Value Index Fund                 41,541     3,037,478
iShares Russell 2000 Value Index Fund                 19,273     1,394,787
iShares Russell 3000 Index Fund                       15,920     1,173,463
                                                               -----------
TOTAL EXCHANGE TRADED FUNDS (COST $10,817,717)                  10,835,077
                                                               -----------
CASH SWEEP (1.7%)
Brown Brothers Harriman Custodian Cash Sweep         188,883       188,883
                                                               -----------
TOTAL CASH SWEEP (COST $188,883)                                   188,883
                                                               -----------
TOTAL INVESTMENTS (COST $11,006,600) (a) -- 100.9%             $11,023,960
                                                               ===========

Percentages indicated are based on net assets

(a) Represents cost for financial reporting and federal income tax purposes, is substantially the same cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 144,903
Unrealized depreciation        (138,678)
                              ---------
Net unrealized appreciation   $   6,225
                              =========

See Notes to Schedule of Investments.

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS (UNAUDITED)            JUNE 30, 2006

     ORGANIZATION:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the Pathmaster Domestic Equity Fund(collectively, the "Fund" and individually, a "Fund").

     The Fund is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Fund offers three classes of shares: Class I Shares, Class A Shares, and Class C Shares. Each class of shares in the Fund has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares

     Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

     SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price. Securities or other assets for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees.

     The Fund invests primarily in the exchanged-traded funds ("ETFs") that track certain domestic equity market segments by size (i.e., small-cap, mid-cap and large-cap) and style (i.e., growth and value) that the Wayne Hummer Asset Management Company ( the "Advisor") has determined offer the greatest potential for capital appreciation in a given market environment.

     SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Group


By (Signature and Title)* /s/ R. Jeffrey Young, President
                          ---------------------------------------
                          R. Jeffrey Young, President

Date August 28, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young, President
                          ---------------------------------------
                          R. Jeffrey Young, President

Date August 28, 2006


By (Signature and Title)* /s/ Aaron Masek, Treasurer
                          ---------------------------------------
                          Aaron Masek, Treasurer

Date August 28, 2006

* Print the name and title of each signing officer under his or her signature.

[ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT.]